[BROWN BROTHERS HARRIMAN LOGO]


ANNUAL REPORT
OCTOBER 31, 2002


BBH BROAD MARKET FIXED INCOME FUND

BBH BROAD MARKET FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002

ASSETS:
  Investment in BBH Broad Market Fixed Income Portfolio (the "Portfolio"), at value        $   94,048,967
  Receivables for:
    Capital stock sold                                                                            437,000
    Due from administrator                                                                          6,616
                                                                                           --------------
      TOTAL ASSETS                                                                             94,492,583
                                                                                           --------------

LIABILITIES:
  Payables for:
    Capital stock redeemed                                                                         40,000
                                                                                           --------------
      TOTAL LIABILITIES                                                                            40,000
                                                                                           --------------

NET ASSETS                                                                                 $   94,452,583
                                                                                           ==============
Net Assets Consist of:
  Paid-in capital                                                                          $   94,038,805
  Undistributed net investment income                                                              41,997
  Accumulated net realized gain on investments, futures contracts and swap
    agreements                                                                                  1,028,638
  Net unrealized depreciation on investments, futures contracts and swap
    agreements                                                                                   (656,857)
                                                                                           --------------

Net Assets                                                                                 $   94,452,583
                                                                                           ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
  ($94,452,583 DIVIDED BY 9,216,500 shares)                                                $        10.25
                                                                                           ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002

NET INVESTMENT INCOME:
  NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Interest                                                                               $    4,564,949
    Expenses                                                                                     (312,437)
                                                                                           --------------
      NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO                                            4,252,512
                                                                                           --------------

  FUND EXPENSES:
    Administrative fees                                                                            58,334
    Expense payment fee                                                                            57,270
                                                                                           --------------
      TOTAL EXPENSES                                                                              115,604
                                                                                           --------------
  NET INVESTMENT INCOME                                                                         4,136,908
                                                                                           --------------

NET REALIZED AND UNREALIZED LOSS ALLOCATED FROM PORTFOLIO:
  Net realized loss on investments, futures contracts and swap agreements                        (336,831)
  Net change in unrealized appreciation (depreciation) on investments, futures
    contacts and swap agreements                                                               (1,490,702)
                                                                                           --------------
      NET REALIZED AND UNREALIZED LOSS ALLOCATED FROM PORTFOLIO                                (1,827,533)
                                                                                           --------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $    2,309,375
                                                                                           ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE PERIOD FROM
                                                                                              DECEMBER 22, 2000
                                                                              FOR THE         (COMMENCEMENT OF
                                                                            YEAR ENDED         OPERATIONS) TO
                                                                         OCTOBER 31, 2002     OCTOBER 31, 2001
                                                                         ----------------    -------------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income                                                $      4,136,908    $           840,124
    Net realized gain (loss) on investments, futures contracts
      and swap agreements allocated from Portfolio                               (336,831)               513,589
    Net change in unrealized appreciation (depreciation) on
      investments, futures contracts and swap agreements
      allocated from Portfolio                                                 (1,490,702)               860,187
                                                                         ----------------    -------------------
    Net increase in net assets resulting from operations                        2,309,375              2,213,900
                                                                         ----------------    -------------------

  Dividends declared:
    From net investment income                                                 (3,286,550)              (828,155)
    Return of capital                                                                   -               (147,853)
                                                                         ----------------    -------------------
      Total dividends and distributions declared                               (3,286,550)              (976,008)
                                                                         ----------------    -------------------

  Capital stock transactions:
    Net proceeds from sales of capital stock                                   55,595,889             59,464,083
    Net asset value of capital stock issued to shareholders
      in reinvestment of dividends and distributions                              309,630                120,648
    Net cost of capital stock redeemed                                        (17,447,802)            (3,850,582)
                                                                         ----------------    -------------------
      Net increase in net assets resulting from capital
        stock transactions                                                     38,457,717             55,734,149
                                                                         ----------------    -------------------
      Total increase in net assets                                             37,480,542             56,972,041

NET ASSETS:
  Beginning of period                                                          56,972,041                      -
                                                                         ----------------    -------------------
  END OF PERIOD (including undistributed net investment
    income of $41,997 at October 31, 2002)                               $     94,452,583    $        56,972,041
                                                                         ================    ===================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                                             FOR THE PERIOD FROM
                                                                                              DECEMBER 22, 2000
                                                                              FOR THE         (COMMENCEMENT OF
                                                                            YEAR ENDED         OPERATIONS) TO
                                                                         OCTOBER 31, 2002     OCTOBER 31, 2001
                                                                         ----------------    -------------------
Net asset value, beginning of period                                     $          10.43    $             10.00
Income from investment operations:
  Net investment income                                                              0.46                   0.43
  Net realized and unrealized gain (loss) allocated
    from Portfolio                                                                  (0.19)                  0.46

Less dividends and distributions:
  From net investment income                                                        (0.45)                 (0.39)
  Return of capital                                                                     -                  (0.07)
                                                                         ----------------    -------------------
Net asset value, end of period                                           $          10.25    $             10.43
                                                                         ================    ===================
Total return                                                                         2.39%                  9.01%

Ratios/Supplemental data:
  Net assets, end of period (000's omitted)                              $         94,453    $            56,972
  Expenses as a percentage of average net assets(1)                                  0.55%                  0.55%(2)
  Ratio of net investment income to average net assets                               4.30%                  4.99%(2)
  Portfolio turnover rate(3)                                                          416%                   413%

----------
(1) Had the expense payment agreement not been in place, the ratio
    of expenses to average net assets would have been as follows:                    0.70%                  0.74%(2)

(2) Annualized.

(3) The Portfolio turnover rate is that of the Portfolio in which the Fund invests.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Broad Market Fixed Income Fund, formerly The 59 Wall Street Broad Market Fixed Income Fund, (the "Fund") is a separate diversified series of BBH Fund, Inc., formerly The 59 Wall Street Fund, Inc., (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". As of October 31, 2002, there were no Class I shares outstanding.

     The Fund invests all of its investable assets in the BBH Broad Market Fixed Income Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 41% at October 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS. The Fund records its investment in the Portfolio at fair value. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     B. INVESTMENT INCOME AND EXPENSES. The Fund records its share of income, expenses, realized and unrealized gain and loss each day. In addition, the Fund accrues its own expenses.

     C. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These timing differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the statement of assets and liabilities based upon their tax reclassification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

     D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends to shareholders from net investment income are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

     E. RECLASSIFICATION. Certain amounts in the prior year's financial statements have been reclassified to conform with current year presentation.

2.   TRANSACTIONS WITH AFFILIATES.

     ADMINISTRATIVE FEES. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Brown Brothers Harriman ("BBH") and Federated Services Company ("FSC") for which BBH and FSC receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the year ended October 31, 2002, the Fund incurred $58,334 for administrative services.

     SHAREHOLDER SERVICING/ ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.05% of the Fund's average daily net assets.

     ACCOUNTING FEES. The Fund has an accounting agreement with BBH for which BBH receives a fee calculated and paid monthly.

     EXPENSE PAYMENT FEE. BBHTC pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.55% of the Fund's average daily net assets. For the year ended October 31, 2002, BBHTC incurred $143,764 in expenses, including shareholder servicing/eligible institution fees of $38,807 and accounting fees of $8,000, on behalf of the Fund.

3. INVESTMENT TRANSACTIONS. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

4. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                                                             FOR THE PERIOD FROM
                                                                                              DECEMBER 22, 2000
                                                                              FOR THE         (COMMENCEMENT OF
                                                                            YEAR ENDED         OPERATIONS) TO
                                                                         OCTOBER 31, 2002     OCTOBER 31, 2001
                                                                         ----------------    -------------------
Capital stock sold                                                              5,431,234              5,824,771
Capital stock issued in connection with reinvestment of dividends                  30,274                 11,793
Capital stock redeemed                                                         (1,704,736)              (376,836)
                                                                         ----------------    -------------------
Net increase                                                                    3,756,772              5,459,728
                                                                         ================    ===================

5. FEDERAL INCOME TAX STATUS. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryforward of $115,464 and $11,471, which may be applied against any net taxable realized gain of each succeeding year until the earlier of its utilization or expiration on October 31, 2009 and on October 31, 2010, respectively.

6. CHANGE IN ACCOUNTING POLICY. The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies as revised, effective for its year beginning November 1, 2001. As required the Fund began amortizing premiums and discounts on debt securities using the effective yield method. Prior to this date the Fund amortized premiums and discounts on debt securities using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but as shown below resulted in a $26,342 decrease in unrealized appreciation and a corresponding increase in undistributed net investment income based on securities held as of October 31, 2001.

                   UNREALIZED                      UNDISTRIBUTED
                  APPRECIATION                 NET INVESTMENT INCOME
                  ------------                 ---------------------
                    (26,342)                          26,342

The effect of this change for the year ended October 31, 2002 was to make the following reclassifications:

                   INTEREST        NET REALIZED       UNREALIZED
                    INCOME             GAIN          APPRECIATION
                   --------        ------------      ------------
                    (28,678)          26,408            2,270

7. SUBSEQUENT EVENT. On December 3, 2002, the Fund received its prorata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to December 3, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND SHAREHOLDER
BBH BROAD MARKET FIXED INCOME FUND (A SERIES OF BBH FUND, INC.):

We have audited the accompanying statement of assets and liabilities of BBH Broad Market Fixed Income Fund, formerly The 59 Wall Street Broad Market Fixed Income Fund (a series of BBH Fund, Inc., formerly The 59 Wall Street Fund, Inc.), as of October 31, 2002, and the related statement of operations for the year then ended, statement of changes in net assets and the financial highlights for the year then ended and for the period from December 22, 2000 (commencement of operations) through October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Broad Market Fixed Income Fund at October 31, 2002, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period from December 22, 2000 (commencement of operations) through October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 20, 2002

BBH BROAD MARKET FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     PRINCIPAL                                              MATURITY    INTEREST
      AMOUNT                                                  DATE        RATE         VALUE
--------------                                              --------    --------  --------------
                 ASSET BACKED SECURITIES (18.9%)
$    1,763,982   Americredit Automobile Receivables Trust   02/05/05      7.050%  $    1,789,942
     2,736,018   California Infrastructure                  09/25/05      6.280        2,798,275
     3,535,000   California Infrastructure                  09/25/08      6.310        3,846,716
     5,000,000   Capital One Auto Finance Trust             09/15/05      4.830        5,122,309
     1,725,000   Chase Credit Card Master Trust             01/15/07      6.660        1,868,770
     1,445,000   Citibank Credit Card Issuance Trust        09/15/07      7.450        1,579,021
     1,445,000   Connecticut RRB Special Purpose Trust      03/30/09      5.730        1,573,307
     1,260,000   MBNA Credit Card Master Note Trust         12/15/08      6.550        1,362,970
     4,532,000   MBNA Master Credit Card Trust              02/15/12      7.000        5,300,324
     3,536,449   Morgan Stanley Capital I                   11/15/31      5.910        3,792,829
     3,500,000   Peco Energy Transition Trust               12/31/10      6.520        3,957,089
     2,575,000   Public Service New Hampshire Funding LLC   05/01/15      6.480        2,906,294
     2,400,000   Standard Credit Card Trust                 01/07/07      8.250        2,700,695
     3,875,000   West Penn Funding LLC                      12/25/08      6.980        4,435,939
                                                                                  --------------
                 TOTAL ASSET BACKED SECURITIES                                        43,034,480
                                                                                  --------------

                 CORPORATE BONDS (55.6%)
       500,000   Abbey National, Plc.                       10/26/29      7.950          584,160
     2,750,000   ABN Amro Bank NV (Chicago)                 05/31/05      7.250        3,018,392
     1,420,000   ABN Amro Bank NV (Chicago)                 06/18/07      7.125        1,596,661
       440,000   Abraxas Petroleum Corp.                    11/01/04     11.500          184,800
       610,000   ACE, Ltd.                                  04/01/07      6.000          639,897
        66,000   Actuant Corp.                              05/01/09     13.000           75,570
       598,000   Adelphia Communications Corp.(1)           03/01/07      9.875          197,340
       150,000   Advanced Medical Optics, Inc.              07/15/10      9.250          150,750
        36,000   AKI, Inc.                                  07/01/08     10.500           33,885
     1,325,000   Alcoa, Inc.                                08/01/10      7.375        1,553,963
       317,641   Alderwoods Group, Inc.                     01/02/07     11.000          317,641
       350,000   Alliance Gaming Corp.                      08/01/07     10.000          364,875
       765,000   Alliant Energy Corp.                       12/01/11      7.000          744,487
       200,000   Allied Waste Industries, Inc.              08/01/09     10.000          192,000
     2,340,000   Allstate Corp.                             05/01/05      7.875        2,591,433
       443,000   AMC Entertainment, Inc.                    03/15/09      9.500          393,162
     1,000,000   Amerada Hess Corp.                         10/01/29      7.875        1,131,834
     1,470,000   American General Finance Corp.             06/12/06      5.910        1,573,032

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       10

     PRINCIPAL                                              MATURITY    INTEREST
      AMOUNT                                                  DATE        RATE         VALUE
--------------                                              --------    --------  --------------
                 CORPORATE BONDS (CONTINUED)
$      300,000   American Media Operations, Inc.            05/01/09     10.250%  $      309,000
       990,000   Anadarko Petroleum Corp.                   03/15/12      6.125        1,067,007
     1,200,000   Apache Corp.                               07/01/19      7.625        1,382,716
       675,000   Archer Daniels-Midland Co.                 02/01/31      7.000          746,476
     1,700,000   AXA Financial, Inc.                        08/01/10      7.750        1,887,906
       475,000   Baker Hughes, Inc.                         01/15/29      6.875          506,574
     2,280,000   Bank of America Corp.                      10/15/06      4.750        2,403,658
     4,350,000   Beneficial Corp.                           02/18/13      6.250        4,266,811
     1,000,000   Boeing Capital Corp.                       09/27/10      7.375        1,076,537
     2,170,000   Boston Scientific Corp.                    03/15/05      6.625        2,319,190
       680,000   Brascan Corp.                              06/15/12      7.125          662,587
       666,700   Calpine Canada Holdings, Ltd.              05/01/08      8.500          216,677
     1,320,000   Campbell Soup Co.                          03/15/07      5.500        1,419,223
       102,000   Canandaigua Wine Co., Inc.                 08/01/06      8.625          109,650
       193,000   Canwest Media, Inc.                        05/15/11     10.625          204,580
       485,000   Caterpillar, Inc.                          07/15/28      6.625          521,071
        25,000   CB Browning Ferris                         09/15/35      7.400           18,796
       740,000   Centex Corp.                               02/01/11      7.875          812,416
       150,000   Chumash Casino & Resort(2)                 07/15/10      9.000          156,187
       610,000   Cincinnati Gas & Electric Co.              09/15/12      5.700          605,095
       630,000   CIT Group, Inc.                            05/17/04      5.625          624,642
     2,000,000   Citigroup, Inc.                            03/15/04      5.800        2,097,362
     2,530,000   Citigroup, Inc.                            02/21/12      6.000        2,710,341
       480,000   Coca-Cola Co.                              09/15/28      6.750          518,969
       200,000   Coinmach Corp.                             02/01/10      9.000          206,000
       100,000   Collins & Aikman Floorcoverings, Inc.      02/15/10      9.750           96,500
       200,000   Computer Associates International, Inc.    04/15/05      6.375          186,000
       690,000   Computer Science Corp.                     06/15/11      7.375          731,134
       710,000   Constellation Energy Group, Inc.           04/01/07      6.350          715,243
       170,000   Cooperative Computing, Inc.                02/01/08      9.000          136,850
       150,000   Corus Entertainment, Inc.                  03/01/12      8.750          154,875
     3,730,000   Countrywide Home Loans, Inc.               06/15/04      5.250        3,844,597
       100,000   Coventry Health Care, Inc.                 02/15/12      8.125          103,500
     1,430,000   Credit Suisse FB USA, Inc.                 08/01/06      5.875        1,491,318
       300,000   CSC Holdings, Inc.                         10/01/07     11.750          174,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       11

     PRINCIPAL                                              MATURITY    INTEREST
      AMOUNT                                                  DATE        RATE         VALUE
--------------                                              --------    --------  --------------
                 CORPORATE BONDS (CONTINUED)
$    1,200,000   Dell Computer Corp.                        04/15/28      7.100%  $    1,243,212
       255,000   Dex Media East LLC                         11/15/12     12.125          262,650
       680,000   Dial Corp.                                 08/15/06      7.000          741,512
        40,000   Dimon, Inc.                                10/15/11      9.625           41,500
     1,180,000   Dow Chemical Co.                           02/01/11      6.125        1,169,728
       102,000   Dyncorp, Inc.                              03/01/07      9.500          105,060
       300,000   Echostar DBS Corp.                         02/01/06      9.250          300,000
       890,000   Electronic Data Systems (EDS)              10/15/09      7.125          825,408
     1,300,000   Eli Lilly & Co.                            03/15/12      6.000        1,432,928
       300,000   Elizabeth Arden, Inc.                      02/01/11     11.750          297,000
       102,000   Finlay Enterprises, Inc.                   05/01/08      9.000           90,780
       100,000   Fleming Companies, Inc.                    03/15/09      5.250           42,875
       300,000   Fleming Companies, Inc.(2)                 05/01/12      9.875          169,500
     2,100,000   Ford Motor Credit Co.                      02/01/06      6.875        1,936,093
     1,250,000   Gannett Co., Inc.                          04/01/07      5.500        1,357,052
     1,890,000   General Electric Capital Corp.             06/15/12      6.000        2,007,698
     4,000,000   General Motors Acceptance Corp.            06/17/04      6.850        4,071,280
       150,000   Graphic Packaging Corp.                    02/15/12      8.625          155,625
       630,000   Harman International Industries, Inc.      02/15/07      7.125          664,557
       392,000   HCA, Inc.                                  02/01/11      7.875          420,483
       400,000   Healthsouth Corp.                          04/01/03      3.250          383,000
     1,300,000   Hewlett-Packard Co.                        06/15/05      7.150        1,376,530
       250,000   HMH Properties LLC                         08/01/05      7.875          245,000
       150,000   Hockey Co.                                 04/15/09     11.250          143,250
       200,000   Hornbeck Offshore Services, Inc.           08/01/08     10.625          205,000
     2,665,000   Household Finance Corp.                    05/15/06      7.250        2,511,198
       735,000   Hydro-Quebec                               12/01/29      8.500        1,003,687
       250,000   IMC Global, Inc.                           06/01/11     11.250          268,750
       136,000   Indianapolis Power & Light Co.             08/01/07      7.375          136,636
       300,000   Insight Communications Co., Inc.(3)        02/15/11     12.250          114,000
       300,000   Insight Midwest LP                         11/01/10     10.500          259,500
     1,365,000   International Flavors & Fragrances, Inc.   05/15/06      6.450        1,482,305
       300,000   JLG Industries, Inc.                       06/15/12      8.375          225,000
     1,280,000   John Hancock Financial Services, Inc.      12/01/08      5.625        1,318,234
       102,000   Jostens, Inc.                              05/01/10     12.750          113,220

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       12

     PRINCIPAL                                              MATURITY    INTEREST
      AMOUNT                                                  DATE        RATE         VALUE
--------------                                              --------    --------  --------------
                 CORPORATE BONDS (CONTINUED)
$    1,290,000   JP Morgan & Co., Inc.                      02/25/04      5.750%  $    1,346,801
       615,000   JP Morgan Chase & Co.                      05/30/07      5.250          645,888
       102,000   Kansas Gas & Electric Co.                  03/29/16      8.290           91,661
     1,020,000   Key Bank NA                                02/01/11      7.000        1,152,225
     1,780,000   Keyspan Corp.                              11/15/10      7.625        2,066,402
       840,000   Kinder Morgan, Inc.                        03/15/11      6.750          888,783
       204,000   La Quinta Properties, Inc.                 03/15/04      7.250          203,490
     1,550,000   Lasmo (USA), Inc.                          06/30/06      7.500        1,770,306
       300,000   Lear Corp.                                 05/15/09      8.110          312,750
     2,295,000   Lehman Brothers Holdings                   02/05/06      6.625        2,482,899
     2,058,000   Lowe's Co., Inc.                           06/01/10      8.250        2,468,361
       565,000   Marathon Oil Corp.                         02/01/06      6.650          615,605
     1,170,000   Masco Corp.                                05/03/04      6.000        1,221,441
       510,000   May Department Stores Co.                  05/15/29      8.750          627,352
       740,000   MBNA America Bank                          06/15/12      6.625          716,182
       250,000   Mediacom Broadband LLC                     07/15/13     11.000          216,250
     1,240,000   Metropolitan Life Insurance Co. (MetLife)  12/01/11      6.125        1,302,311
       102,000   Michael Foods, Inc.                        04/01/11     11.750          112,200
       250,000   Mirant Americas LLC                        05/01/31      9.125           97,500
     1,450,000   Mohawk Industies, Inc.                     04/15/07      6.500        1,585,115
       100,000   Mohegan Tribal Gaming Authority            04/01/12      8.000          103,000
       680,000   Murphy Oil Corp.                           05/01/29      7.050          722,484
     1,940,000   National Rural Utilities                   05/15/06      6.000        2,074,712
       300,000   Nexstar Finance Holdings LLC               04/01/08     12.000          322,500
       115,000   Offshore Logistics, Inc.                   01/15/08      7.875          106,950
       200,000   Orion Power Holdings, Inc.                 05/01/10     12.000          140,000
       102,000   Pantry, Inc.                               10/15/07     10.250           81,600
       350,000   Park Place Entertainment Corp.             09/15/08      8.875          364,000
       416,000   Pegasus Satellite(3)                       03/01/07     13.500          104,000
       300,000   Pennzoil-Quaker State Co.                  11/01/08     10.000          361,125
       520,000   Pepsi Bottling Group, Inc.                 03/01/29      7.000          592,096
       250,000   PG&E National Energy Group(4)              05/16/11     10.375           52,500
       750,000   PPL Energy Supply LLC                      11/01/11      6.400          667,399
       392,000   Pride Petroleum Services, Inc.             05/01/07      9.375          409,640
       393,000   Quebecor Media, Inc.(3)                    07/15/11     13.750          147,375

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       13

     PRINCIPAL                                              MATURITY    INTEREST
      AMOUNT                                                  DATE        RATE         VALUE
--------------                                              --------    --------  --------------
                 CORPORATE BONDS (CONTINUED)
$      300,000   Radiologix, Inc.                           12/15/08     10.500%  $      292,500
       100,000   Regal Cinemas, Inc.                        02/01/12      9.375          104,500
       255,000   Renaissance Media Group, Inc.(3)           04/15/08     10.000          191,250
       300,000   Rent-A-Center, Inc.                        08/15/08     11.000          319,500
       100,000   RFS Partnership LP                         03/01/12      9.750           99,500
       102,000   Riverwood International Corp.              04/01/08     10.875          103,530
       400,000   Rotech Healthcare, Inc.(1)                 04/01/12      9.500          378,000
       300,000   Salton, Inc.                               04/15/08     12.250          273,000
       300,000   SBA Communications Corp.                   02/01/09     10.250          138,000
       153,000   Sbarro, Inc.                               09/15/09     11.000          136,170
     1,315,000   Sears Roebuk Acceptance                    02/01/11      7.000        1,222,191
       166,000   Senior Housing Properties Trust            01/15/12      8.625          162,680
       200,000   Sequa Corp.                                08/01/09      9.000          168,000
       392,000   Service Corp. International                06/01/06      7.200          339,080
       255,000   Six Flags, Inc.                            02/01/09      9.500          230,138
       670,000   Sun Microsystems, Inc.                     08/15/04      7.350          670,422
       800,000   Sunoco, Inc.                               04/01/11      6.750          796,897
     1,120,000   SunTrust Bank                              04/01/11      6.375        1,235,616
       255,000   Teekay Shipping Corp.                      02/01/08      8.320          261,375
       400,000   Tennessee Gas Pipeline Co.                 06/15/32      8.375          380,000
     1,585,000   Textron Financial Corp.                    06/01/07      5.875        1,623,710
       565,000   Times Mirror Co.                           10/15/09      7.450          650,353
     1,400,000   Torchmark Corp.                            12/15/06      6.250        1,511,051
       660,000   Toys "R" Us, Inc.                          08/01/11      7.625          565,455
       194,000   Tri-Union Development Corp.(4)             06/01/06     12.500          159,080
        14,375   Tri-Union Development Corp.(4)             06/01/06     12.500           11,788
       690,000   Tyson Foods, Inc.                          10/01/04      6.625          729,141
     1,220,000   Unilever Capital Corp.                     11/01/10      7.125        1,430,945
       300,000   United Rentals, Inc.                       01/15/09      9.250          219,750
     1,110,000   UNUMProvident Corp.                        03/01/11      7.625        1,127,451
     1,180,000   US Bank of North America (Minnesota)       04/01/06      6.875        1,314,511
       300,000   Ventas Realty LP                           05/01/09      8.750          295,500
     1,010,000   Virginia Electric & Power Co.              03/31/06      5.750        1,079,089
     3,600,000   Wachovia Corp.                             11/01/06      4.950        3,807,810
       102,000   Weight Watchers International, Inc.        10/01/09     13.000          115,770

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       14

     PRINCIPAL                                              MATURITY    INTEREST
      AMOUNT                                                  DATE        RATE         VALUE
--------------                                              --------    --------  --------------
                 CORPORATE BONDS (CONTINUED)
$      200,000   William Carter Co.                         08/15/11     10.875%  $      215,000
       600,000   Williams Companies, Inc.(2)                03/15/12      8.125          372,000
         8,000   WMX Technologies, Inc.                     01/24/05      2.000            6,850
       960,000   Wyeth                                      03/15/11      6.700        1,049,075
                                                                                  --------------
                 TOTAL CORPORATE BONDS                                               126,907,202
                                                                                  --------------

                 GOVERNMENT AGENCY (22.1%)
     2,000,000   Federal Home Loan Bank                     01/05/04      5.375        2,088,346
     4,850,000   Federal National Mortgage Assoc.           02/01/11      6.250        5,352,368
     4,273,617   Federal National Mortgage Assoc.           06/01/17      6.500        4,486,377
     8,964,431   Federal National Mortgage Assoc.           07/01/32      6.500        9,293,127
     6,205,676   FHLM Gold Guaranteed                       04/01/17      6.000        6,464,803
     2,899,573   FHLM Gold Guaranteed                       06/01/17      6.000        3,020,649
     2,633,177   FHLM Gold Guaranteed                       07/01/17      6.000        2,743,128
     2,294,768   FHLM Gold Guaranteed                       08/01/17      6.000        2,390,589
     6,000,000   U.S. Treasury Bonds                        02/15/31      5.375        6,333,048
       399,144   U.S. Treasury Notes (TIPS)+                01/15/07      3.375          428,892
     1,000,000   U.S. Treasury Notes                        08/15/07      3.250        1,023,008
     1,118,390   U.S. Treasury Notes (TIPS)                 01/15/08      3.625        1,212,055
    16,000,000   U.S. Treasury Strip(3),(6)                 11/15/21      5.560        5,632,048
                                                                                  --------------
                 TOTAL GOVERNMENT AGENCY                                              50,468,438
                                                                                  --------------

                 MUNICIPAL BONDS (1.0%)
     1,000,000   Georgia State                              08/01/12      5.000        1,099,380
     1,000,000   Massachusetts State                        11/01/15      5.500        1,136,480
                                                                                  --------------
                 TOTAL MUNICIPAL BONDS                                                 2,235,860
                                                                                  --------------

                 WARRANTS, COMMON STOCK AND PREFERRED
                  STOCKS (0.0%)
         1,500   CSC Holdings, Inc. (Preferred Stock)(7)                                  85,500
           102   Jostens, Inc. (Warrants)(7),(8)                                           2,448
            31   TNP Enterprises, Inc. (Preferred
                  Stock)(7),(8)                                                           22,940
            24   TNP Enterprises, Inc. (Warrants)(7),(8)                                     600
           230   Tribo Petroleum Corp. (Common
                  Stock)(7),(8)                                                                -
                                                                                  --------------
                 TOTAL WARRANTS, COMMON STOCK AND PREFERRED
                  STOCKS                                                                 111,488
                                                                                  --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       15

     PRINCIPAL                                              MATURITY    INTEREST
      AMOUNT                                                  DATE        RATE         VALUE
--------------                                              --------    --------  --------------
                 REPURCHASE AGREEMENT (10.5%)
$   23,900,000   Greenwich Capital Markets (Agreement
                 dated 10/31/02 collateralized by
                 $23,900,000 Treasury Bills 1.550%,
                 due 11/29/02; $23,901,228 to be
                 received upon maturity)
                 (Identified cost $23,900,000)              11/01/02      1.850%  $   23,900,000
                                                                                  --------------

TOTAL INVESTMENTS, (IDENTIFIED COST $242,460,342)(a)                      108.1%  $  246,657,468
LIABILITIES IN EXCESS OF OTHER ASSETS                                      (8.1)     (18,564,894)
                                                                          -----   --------------
NET ASSETS                                                                100.0%  $  228,092,574
                                                                          =====   ==============

(1)  Defaulted security placed in non-accrual status.

(2)  144A security.

(3) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(4)  Defaulted security.

(5)  Private placement.

(6)  Rate shown is the yield to maturity at the time of purchase.

(7)  Non-income producing security.

(8)  Illiquid security.

+    Security held as collateral on futures contracts.

(a) The aggregate cost for federal income tax purposes is $242,817,333, the aggregate gross unrealized appreciation is $7,794,088 and the aggregate gross unrealized depreciation is $3,953,953, resulting in net unrealized appreciation of $3,840,135.

     (TIPS) - Treasury Inflation Protected Security.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002

ASSETS:
  Investments in securities, at value (including repurchase
    agreement of $23,900,000) (identified cost $242,460,342)               $  246,657,468
  Cash                                                                            244,404
  Segregated cash                                                                 512,356
  Receivables for:
    Investments sold                                                            6,200,724
    Interest and other receivables                                              3,303,542
    Contributions                                                                 437,000
                                                                           --------------
      TOTAL ASSETS                                                            257,355,494
                                                                           --------------

LIABILITIES:
  Unrealized depreciation on swap agreements                                      153,729
  Payables for:
    Withdrawals                                                                20,964,078
    Investments purchased                                                       7,897,753
    Payable to broker                                                             108,444
    Variation margin on futures contracts                                          79,386
    Expense payment fee                                                            52,090
    Administration fees                                                             7,440
                                                                           --------------
      TOTAL LIABILITIES                                                        29,262,920
                                                                           --------------

  NET ASSETS                                                               $  228,092,574
                                                                           ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002

NET INVESTMENT INCOME:
  INCOME:
    Interest and other income                                                              $   16,042,257
                                                                                           --------------
  EXPENSES:
    Expense payment fee                                                                           970,617
    Administrative fees                                                                            93,073
                                                                                           --------------
      TOTAL EXPENSES                                                                            1,063,690
                                                                                           --------------
  NET INVESTMENT INCOME                                                                        14,978,567
                                                                                           --------------

NET REALIZED AND UNREALIZED LOSS:
  Net realized loss on investments, futures contracts and swap agreement                       (4,823,279)
  Net change in unrealized appreciation (depreciation) on investments,
    futures contracts and swap agreements                                                      (4,338,988)
                                                                                           --------------
      NET REALIZED AND UNREALIZED LOSS                                                         (9,162,267)
                                                                                           --------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $    5,816,300
                                                                                           ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEARS ENDED OCTOBER 31,
                                                                         --------------------------------
                                                                              2002              2001
                                                                         --------------    --------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income                                                $   14,978,567    $    9,083,229
    Net realized gain (loss) on investments, futures contracts
      and swap agreements                                                    (4,823,279)        2,422,059
    Net change in unrealized appreciation (depreciation) on
      investments, futures contracts and swap agreements                     (4,338,988)        8,162,597
                                                                         --------------    --------------
    Net increase in net assets resulting from operations                      5,816,300        19,667,885
                                                                         --------------    --------------
  Capital transactions:
    Proceeds from contributions                                              78,474,936       227,470,714
    Fair value of withdrawals                                              (139,245,109)      (60,254,827)
                                                                         --------------    --------------
      Net increase (decrease) in net assets resulting from
        capital transactions                                                (60,770,173)      167,215,887
                                                                         --------------    --------------
      Total increase (decrease) in net assets                               (54,953,873)      186,883,772

NET ASSETS:
  Beginning of year                                                         283,046,447        96,162,675
                                                                         --------------    --------------
  END OF YEAR                                                            $  228,092,574    $  283,046,447
                                                                         ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                                 FOR THE PERIOD FROM
                                                                                    JULY 20, 2000
                                                FOR THE YEARS ENDED OCTOBER 31,   (COMMENCEMENT OF
                                                -------------------------------    OPERATIONS) TO
                                                   2002                 2001       OCTOBER 31, 2000
                                                ----------           ----------  -------------------
Ratios/ Supplemental Data:
  Total return                                        2.50%               13.21%             2.68%
  Net assets, end of period (000's omitted)     $  228,093           $  283,046         $  96,163
  Expenses as a percentage of average
    net assets(1)                                     0.40%                0.40%             0.40%(2)
  Ratio of net investment income to average
    net assets                                        5.63%                5.87%             6.19%(2)
  Portfolio turnover rate                              416%                 413%              209%

----------
(1)  Had the expense payment agreement
     not been in place, the ratio of expenses
     to average net assets  would have been
     as follows:                                      0.44%                0.52%             0.57%(2)

(2)  Annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Broad Market Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on July 20, 2000. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

     The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

        Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Board of Trustees.

     B. ACCOUNTING FOR INVESTMENTS. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio.

     C. FEDERAL INCOME TAXES. The Portfolio is treated as a partnership for Federal Income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies Accordingly, no provision for federal income taxes is necessary.

     D. SWAP AGREEMENT. The Portfolio may enter into swap agreements. A swap is an exchange of cash payments between the Portfolio and another party which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Portfolio may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Portfolio may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Portfolio may use swaps to take a position on anticipated changes in the underlying financial index.

     E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

2.   TRANSACTIONS WITH AFFILIATES.

     INVESTMENT ADVISORY FEES. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee calculated and paid monthly at an annual rate equivalent to 0.30% of the Portfolio's average daily net assets.

     ADMINISTRATIVE FEES. The Portfolio has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with BBH and Federated Services Company ("FSC") for which BBH and FSC receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the year ended October 31, 2002, the Portfolio incurred $93,073 for administrative services.

     CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. Custody fees for the Portfolio were reduced by $8,640 result of an expense offset arrangement with the Portfolio's custodian.

     EXPENSE PAYMENT FEE. BBHTC pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.40% of the Portfolio's average daily net assets. For the year ended October 31, 2002, BBHTC incurred $1,071,843 in expenses, including investment advisory fees of $797,767 and custody fees of $164,080 on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by BBHTC thereunder equals the aggregate amount of expenses paid by BBHTC.

3. INVESTMENT TRANSACTIONS. For the year ended October 31, 2002, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $1,172,164,449 and $1,211,383,064, respectively.

4. FINANCIAL FUTURES CONTRACTS. As of October 31, 2002, the Portfolio held open futures contracts. The contractual amount of the futures contracts represents the investment the Portfolio has in a particular contract and does not necessarily represent the amounts potentially subject to risk. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations under open futures contracts at October 31, 2002, is as follows:

                                                                                UNREALIZED
                                                            BASE CONTRACT     APPRECIATION
POSITION   EXPIRATION DATE    CONTRACTS      NOTE/BOND          VALUE       (DEPRECIATION)
--------   ---------------    ---------      ---------      -------------   --------------
Short      December 20, 2002     110     US Treasury Note   $  12,619,063       $ (35,000)
Short      December 20, 2002     70      US Treasury Bond       7,745,938         157,813
                                                                                ---------
                                                                                $ 122,813
                                                                                =========

As of October 31, 2002, the Portfolio had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

5. CHANGE IN ACCOUNTING POLICY. The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies as revised, effective for its year beginning November 1, 2001. As required the Fund began amortizing premiums and discounts on debt securities using the effective yield method. Prior to this date the Fund amortized premiums and discounts on debt securities using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but as shown below resulted in a $91,398 decrease in unrealized appreciation and a corresponding increase in undistributed net investment income based on securities held as of October 31, 2001.

                   UNREALIZED                      UNDISTRIBUTED
                  APPRECIATION                 NET INVESTMENT INCOME
                  ------------                 ---------------------
                    (91,398)                           91,398

The effect of this change for the year ended October 31, 2002 was to make the following reclassifications:

                    INTEREST        NET REALIZED       UNREALIZED
                     INCOME             GAIN          APPRECIATION
                    --------        ------------      ------------
                    (99,500)           91,625            7,875

6. SWAP AGREEMENT. At October 31, 2002, the Portfolio had the following open swap agreements.

NOTIONAL                                                                UNREALIZED
AMOUNT            DESCRIPTION                                         DEPRECIATION
------            -----------                                         ------------
$ 5,000,000       Agreement with Merrill Lynch terminating
                  January 3, 2003 to pay 1/12th 3 month LIBOR plus
                  1.50% monthly and to receive the return on the
                  High Yield Index monthly.                           $    (59,947)

  8,000,000       Agreement with Merrill Lynch terminating
                  July 3, 2003 to pay 1/12th 3 month LIBOR plus
                  1.50% monthly and to receive the return
                  on the Merrill Lynch High Yield Master Index
                  monthly.                                                 (93,782)
                                                                      ------------
                                                                      $   (153,729)
                                                                      ============

LIBOR - LONDON INTERBANK OFFER RATE

7. SUBSEQUENT EVENT. On December 3, 2002, the Portfolio liquidated through a distribution to its investors of each investor's prorata share of the Portfolio's cash and investment securities.

INDEPENDENT AUDITORS' REPORT

TRUSTEES AND INVESTORS
BBH BROAD MARKET FIXED INCOME PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of BBH Broad Market Fixed Income Portfolio, including the portfolio of investments, as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from July 20, 2000 (commencement of operations) to October 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. Our procedures included confirmation of securities owned at October 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Broad Market Fixed Income Portfolio at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from July 20, 2000 (commencement of operations) to October 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 20, 2002

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The BBH Broad Market Fixed Income Fund (the "Fund") had a disappointing year returning only 2.39%(1) for Class-N shares. The return trailed the benchmark, the Lehman Brothers Aggregate Bond Index ("LAB Index"), which returned 5.75%(2). The overweighed positions in investment and non-investment corporate securities were the main causes of the under performance. At the start of the year, we were very positive on the corporate market, feeling that the historically wide yield spreads would generate positive excess returns. The year unfolded much differently than we expected. Despite the historically wide spreads, the dominant theme in the market was safety. With heightened geopolitical risks, weak equity markets, accounting scandals, and corporate governance questions, corporate bonds underperformed almost all other asset classes. High profile events, like the bankruptcy of WorldCom, also contributed to the market's aversion to the asset class. The Fund maintained a position in high yield securities, between 10 & 15%, throughout the year and a 35-40% position in investment grade corporate securities(3).

U.S. Treasury rates were lower during the fiscal year, 40 basis points on average, and the yield curve, as defined by the 2-30 year spread, steeper by 65 basis points. Almost all asset classes underperformed U.S. Treasurys. The one exception was asset-backed securities, which produced 85 basis points of excess returns. Asset-backed securities benefited from their high quality and short maturity. The Fund maintained a 10-15% weighting in that asset class.

As the new fiscal year begins, the Fund looks well positioned versus its benchmark. There are signs that the markets level of risk aversion is changing. A very positive sign for the high yield market is the falling level of defaults, defaults have fallen 7 out of the prior 9 months. Also, globally, upgrades in the investment grade corporate market are starting to out-number downgrades. The economic landscape is starting to look better, and the equity markets are looking firmer. Still, yield levels are at historically low levels and the Federal Reserve Board is more likely closer to the end of the long easing cycle. If the market's appetite for risk starts to change, the long term bull market for lower yields could come to an end.

----------
(1) Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(2) LEHMAN BROTHERS AGGREGATE BOND INDEX: An unmanaged index composed of securities from the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged, and investments cannot be made in an index.

(3) The Fund invests in high yield, lower-rated securities, which generally entail greater market, credit and liquidity risks than investment grade securities.

        GROWTH OF $10,000 INVESTED IN BBH BROAD MARKET FIXED INCOME FUND

The graph below illustrates the hypothetical investment of $10,0001 in the Fund from July 20, 2000 to October 31, 2002 as compared to the LAB Index.

[CHART]

        TOTAL RETURN
------------------------------
ONE YEAR           INCEPTION
  ENDED           TO 10/31/02
10/31/02          (ANNUALIZED)
------------------------------
2.39%(2)            7.93%(2)
------------------------------

(inception of Portfolio)

               BROAD MARKET FIXED INCOME FUND*     LAB INDEX
 6/30/00                              $ 10,000      $ 10,000
 7/31/00                              $ 10,007      $ 10,012
 8/31/00                              $ 10,124      $ 10,156
 9/30/00                              $ 10,193      $ 10,219
10/31/00                              $ 10,264      $ 10,286
11/30/00                              $ 10,427      $ 10,455
12/31/00                              $ 10,632      $ 10,648
 1/31/01                              $ 10,792      $ 10,822
 2/28/01                              $ 10,910      $ 10,916
 3/31/01                              $ 10,964      $ 10,970
 4/30/01                              $ 10,921      $ 10,924
 5/31/01                              $ 10,986      $ 10,990
 6/30/01                              $ 11,030      $ 11,031
 7/31/01                              $ 11,260      $ 11,279
 8/31/01                              $ 11,380      $ 11,408
 9/30/01                              $ 11,413      $ 11,541
10/31/01                              $ 11,624      $ 11,782
11/30/01                              $ 11,524      $ 11,619
12/31/01                              $ 11,457      $ 11,545
 1/31/02                              $ 11,536      $ 11,638
 2/28/02                              $ 11,615      $ 11,751
 3/31/02                              $ 11,467      $ 11,556
 4/30/02                              $ 11,696      $ 11,780
 5/31/02                              $ 11,775      $ 11,881
 6/30/02                              $ 11,775      $ 11,984
 7/31/02                              $ 11,809      $ 12,129
 8/31/02                              $ 12,029      $ 12,334
 9/30/02                              $ 12,144      $ 12,534
10/31/02                              $ 11,900      $ 12,476

* net of fees and expenses

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, contact the Fund at 1-800-625-5759. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

----------
(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The LAB Index has been adjusted to reflect reinvestment of dividends on securities in the index. The LAB Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

(2) The BBH Broad Market Fixed Income Fund commenced operations on December 22, 2000. Performance prior to December 22, 2000 is that of the BBH Broad Market Fixed Portfolio adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The fund's performance from December 22, 2000 (commencement of operations) to October 31, 2002 was 6.57%.

DIRECTORS, TRUSTEES AND OFFICERS OF BBH BROAD MARKET FIXED INCOME PORTFOLIO

(UNAUDITED)

Information about the Portfolio's Directors and Trustees appears below. Part B to the Registration Statement of BBH High Yield Fixed Income Portfolio includes additional information about the Portfolio's Directors and Trustees and is available upon request without charge through your financial advisor.

                                                                                                      NUMBER OF
                                                 TERM OF                                              FUNDS
                                                 OFFICE#                                              IN FUND         OTHER
                                                 AND                                                  COMPLEX         DIRECTORSHIPS
NAME,                          POSITION(S)       LENGTH                                               OVERSEEN        HELD BY
ADDRESS,                       HELD WITH         OF TIME      PRINCIPAL OCCUPATION(S)                 BY DIRECTOR/    DIRECTOR/
AND AGE                        CORPORATION       SERVED       DURING PAST 5 YEARS                     TRUSTEE^        TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
"INTERESTED"
DIRECTORS AND
TRUSTEES:

Joseph V. Shields Jr.*         Chairman of       Since        Managing Director, Chairman and         12              None
(aged 63)-                     the Board,        1990         Chief Executive Officer of Shields &
Shields & Company,             Director and                   Company (registered broker-dealer
140 Broadway,                  Trustee                        and member of New York Stock
New York, NY 10005                                            Exchange); Chairman of Capital
                                                              Management Associates, Inc.
                                                              (registered investment adviser);
                                                              Vice Chairman and Trustee of New York
                                                              Racing Association; Director of
                                                              Flowers Industries, Inc.
                                                              (diversified food company).

"INDEPENDENT"
DIRECTORS AND
TRUSTEES:

Eugene P. Beard                Director and      Since        Vice Chairman-Finance/Operations        12              Director of
(aged 66)-The                  Trustee           1993         and CFO (May 1995-February 2000)                        Old Westbury
Interpublic Group of                                          and Special Advisor                                     Funds (5)
Companies, Inc.,                                              (March 2000-Present),
20 Marshall Street,                                           The Interpublic Group of
Suite 210,                                                    Companies, Inc.
S. Norwalk, CT 06854

Richard Carpenter              Director and      Since        Retired; Director of Investments,       12              None
(aged 68)-                     Trustee           1999         Pennsylvania Public School
10820 North                                                   Employees' Retirement System (until
La Quinta Drive,                                              December 1997).
Tucson, AZ 85737

                                       28

                                                                                                      NUMBER OF
                                                 TERM OF                                              FUNDS
                                                 OFFICE#                                              IN FUND         OTHER
                                                 AND                                                  COMPLEX         DIRECTORSHIPS
NAME,                          POSITION(S)       LENGTH                                               OVERSEEN        HELD BY
ADDRESS,                       HELD WITH         OF TIME      PRINCIPAL OCCUPATION(S)                 BY DIRECTOR/    DIRECTOR/
AND AGE                        CORPORATION       SERVED       DURING PAST 5 YEARS                     TRUSTEE^        TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Clifford A. Clark              Director and      Since        Retired.                                12              None
(aged 71)-                     Trustee           1999
42 Clowes Drive,
Falmouth, MA 02540

David P. Feldman               Director and      Since        Retired; Chairman and CEO of AT&T       12              Director of
(aged 62)-                     Trustee           1990         Investment Management Corporation                       Dreyfus
3 Tall Oaks Drive,                                            (until May 1997); Director of Jeffrey                   Mutual Funds
Warren, NJ 07059                                              Co. (1992 to present); Director of                      (59 Funds)
                                                              QMED (1999 to present).

J. Angus Ivory                 Director and      Since        Retired; Director of Brown Brothers     12              None
(aged 69)-                     Trustee           1999         Harriman Ltd. (subsidiary of Brown
Greenway Farm,                                                Brothers Harriman & Co.) (until
Tockenham, Swindon,                                           December 2001); Director of Old Daily
Wiltshire, SN4 7PP                                            Equity Fund Saddlery (1992 to
England                                                       present); Advisor, RAF Central Fund
                                                              (1992 to present).

Alan G. Lowy                   Director and      Since        Private Investor.                       12              None
(aged 62)-                     Trustee           1993
4111 Clear Valley
Drive,
Encino, CA 91436

Arthur D.                      Director and      Since        Retired; Executive Vice President and   12              None
Miltenberger                   Trustee           1992         Chief Financial Officer of Richard K.
(aged 63)-                                                    Mellon and Sons (private foundation
Richard K. Mellon &                                           until June 1998); Vice President and
Sons, P.O.Box RKM,                                            Treasurer of Richard King Mellon
Ligonier, PA 15658                                            Foundation (until June 1998);
                                                              Trustee, R.K. Mellon Family Trusts
                                                              (since 1981); General Partner, Mellon
                                                              Family Investment Company IV, V and
                                                              VI; Director of Aerostructures
                                                              Corporation (aircraft manufacturer)
                                                              (since 1996).

                                       29

                                                                                                      NUMBER OF
                                                 TERM OF                                              FUNDS
                                                 OFFICE#                                              IN FUND         OTHER
                                                 AND                                                  COMPLEX         DIRECTORSHIPS
NAME,                          POSITION(S)       LENGTH                                               OVERSEEN        HELD BY
ADDRESS,                       HELD WITH         OF TIME      PRINCIPAL OCCUPATION(S)                 BY DIRECTOR/    DIRECTOR/
AND AGE                        CORPORATION       SERVED       DURING PAST 5 YEARS                     TRUSTEE^        TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Christopher H.A.               President         Since        President of BBH Common Settlement      N/A             N/A
Cecil**                                          2002         Fund, Inc., BBH Common Settlement
(aged 38)-                                                    Fund II, Inc., BBH Fund, Inc. and the
140 Broadway,                                                 BBH Portfolios (since October 2002).
New York, NY 10005                                            Managing Director of the Brown
                                                              Brothers Harriman Trust Co., LLC
                                                              (since January 2002), Proprietary
                                                              Products Unit (since October 2002),
                                                              Investment Management Services
                                                              (since October 2001).

Michael D. Martins             Vice President,   Since        Vice President, Treasurer, Principal    N/A             N/A
(aged 36)-                     Treasurer,        2002         Accounting Officer and Principal
140 Broadway,                  Principal                      Financial Officer of BBH Common
New York, NY 10005             Accounting                     Settlement Fund, Inc., BBH Common
                               Officer and                    Settlement Fund II, Inc., BBH Fund,
                               Principal                      Inc. and the BBH Portfolios (since
                               Financial                      August 2002); Vice President (since
                               Officer                        April 2002) and Assistant Vice
                                                              President (since December 1996) of
                                                              BBH & Co.

Gail C. Jones                  Secretary         Since        Secretary of BBH Common Settlement      N/A             N/A
(aged 49)-                                       2002         Fund, Inc., BBH Common Settlement
1001 Liberty Avenue,                                          Fund II, Inc., BBH Fund, Inc. and the
Pittsburgh, PA                                                BBH Portfolios (since August 2002);
15222-3779                                                    Counsel, ReedSmith, LLP (since
                                                              October 2002); Corporate Counsel
                                                              January 1997 to September 2002 and
                                                              Vice President January 1999 to
                                                              September 2002 of Federated Services
                                                              Company.

                                       30

                                                                                                      NUMBER OF
                                                 TERM OF                                              FUNDS
                                                 OFFICE#                                              IN FUND         OTHER
                                                 AND                                                  COMPLEX         DIRECTORSHIPS
NAME,                          POSITION(S)       LENGTH                                               OVERSEEN        HELD BY
ADDRESS,                       HELD WITH         OF TIME      PRINCIPAL OCCUPATION(S)                 BY DIRECTOR/    DIRECTOR/
AND AGE                        CORPORATION       SERVED       DURING PAST 5 YEARS                     TRUSTEE^        TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Germain               Vice President    Since        Vice President of BBH Common            N/A             N/A
(aged 43)-                                       2002         Settlement Fund, Inc., BBH Common
1001 Liberty Avenue,                                          Settlement Fund II, Inc., BBH Fund,
Pittsburgh, PA                                                Inc. and the BBH Portfolios (since
15222-3779                                                    August 2002); Senior Vice President,
                                                              Federated Services Company (since
                                                              November 1997).

Judith J. Mackin               Vice President    Since        Vice President of BBH Common            N/A             N/A
(aged 42)-                                       2002         Settlement Fund, Inc., BBH Common
1001 Liberty Avenue,                                          Settlement Fund II, Inc., BBH Fund,
Pittsburgh, PA                                                Inc. and the BBH Portfolios (since
15222-3779                                                    August 2002); Vice President of
                                                              Federated Services Company (since
                                                              November 1997).

Victor Siclari                 Assistant         Since        Assistant Secretary of BBH Common       N/A             N/A
(aged 39)-                     Secretary         2002         Settlement Fund, Inc., BBH Common
1001 Liberty Avenue,                                          Settlement Fund II, Inc., BBH Fund,
Pittsburgh, PA                                                Inc. and the BBH Portfolios (since
15222-3779                                                    August 2002); Partner, ReedSmith, LLP
                                                              (since October 2002); Vice President
                                                              (March 1996 to September 2002) and
                                                              Senior Corporate Counsel (July 1998
                                                              to September 2002) of Federated
                                                              Investors, Inc.

Nancy D. Osborn                Assistant         Since        Assistant Secretary of BBH Common       N/A             N/A
(aged 36)-                     Secretary         2002         Settlement Fund, Inc., BBH Common
140 Broadway,                                                 Settlement Fund II, Inc., BBH Fund,
New York, NY 10005                                            Inc. and the BBH Portfolios (since
                                                              August 2002); Associate, BBH & Co.
                                                              (since April 1996).

                                       31

                                                                                                      NUMBER OF
                                                 TERM OF                                              FUNDS
                                                 OFFICE#                                              IN FUND         OTHER
                                                 AND                                                  COMPLEX         DIRECTORSHIPS
NAME,                          POSITION(S)       LENGTH                                               OVERSEEN        HELD BY
ADDRESS,                       HELD WITH         OF TIME      PRINCIPAL OCCUPATION(S)                 BY DIRECTOR/    DIRECTOR/
AND AGE                        CORPORATION       SERVED       DURING PAST 5 YEARS                     TRUSTEE^        TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John C. Smith                  Assistant         Since        Assistant Treasurer of BBH Common       N/A             N/A
(age 37)-                      Treasurer         2002         Settlement Fund, Inc., BBH Common
140 Broadway,                                                 Settlement Fund II, Inc., BBH Fund,
New York, NY 10005                                            Inc. and the BBH Portfolios (since
                                                              August 2002); Assistant Vice
                                                              President (since September 2001),
                                                              Associate (September 2000-August 2001)
                                                              and Senior Analyst (June 1999-August
                                                              2000) of BBH & Co.; Manager, Fund
                                                              Administration, State Street Bank
                                                              and Trust Company (June 1997-May
                                                              1999).

Gregory Lomakin                Assistant         Since        Assistant Treasurer of BBH Common       N/A             N/A
(aged 37)-                     Treasurer         2002         Settlement Fund, Inc., BBH Common
140 Broadway,                                                 Settlement Fund II, Inc., BBH Fund,
New York, NY 10005                                            Inc. and the BBH Portfolios (since
                                                              August 2002); Assistant Vice
                                                              President (since September 2001),
                                                              and Associate (May 1992-April 1998).

# Each Director and Trustee holds office until he or she attains the age of 70 (72, in the case of Directors and Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Portfolio's Declaration of Trust. All officers of the Portfolio hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Directors and Trustees to remove any officer in accordance with the Portfolio's By-laws).

^ The Fund complex consists of the Corporation, BBH Trust, BBH Common Settlement Fund, Inc., BBH Common Settlement Fund II, Inc., BBH U.S. Money Market Portfolio, BBH U.S. Equity Portfolio, BBH International Equity Portfolio, BBH European Equity Portfolio, BBH Pacific Basin Equity Portfolio, BBH High Yield Fixed Income Portfolio, BBH Broad Market Fixed Income Portfolio and BBH Global Equity Portfolio. The Corporation, which has eight series (including the Fund), and BBH Trust, which has four series, are each counted as one "fund" for purposes of this table.

* Mr. Shields is an "interested person" of the Corporation because of his affiliation with a registered broker-dealer. Effective November 8, 2002, Mr. Shields is no longer an "interested person" of the Corporation.

** Prior to November 8, 2002, Timothy J. Connelly served as President of the
   Corporation.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                        Call 1-800-575-1265
By E-mail send your request to:      bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


                         [BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]


ANNUAL REPORT
OCTOBER 31, 2002


BBH EUROPEAN EQUITY FUND

BBH EUROPEAN EQUITY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

    SHARES                                                             VALUE
    ------                                                         ------------
             COMMON STOCKS (101.6%)
             FINLAND (1.9%)
             INFORMATION TECHNOLOGY
    62,969   Nokia Oyj                                             $  1,066,581
                                                                   ------------
             TOTAL FINLAND                                            1,066,581
                                                                   ------------

             FRANCE (12.5%)
             CONSUMER DISCRETIONARY
    35,649   Accor SA                                                 1,262,233
                                                                   ------------

             ENERGY
    17,191   Total Fina Elf SA                                        2,361,736
                                                                   ------------

             FINANCE
    32,638   BNP Paribas SA                                           1,297,778
                                                                   ------------

             HEALTH CARE
     9,806   Aventis SA                                                 585,452
     2,444   Sanofi-Synthelabo SA                                       149,053
                                                                   ------------
                                                                        734,505
                                                                   ------------

             INFORMATION TECHNOLOGY
    38,330   STMicroelectronics NV                                      753,951
                                                                   ------------

             UTILITIES
    40,553   Suez SA                                                    710,926
                                                                   ------------
             TOTAL FRANCE                                             7,121,129
                                                                   ------------

             GERMANY (2.7%)
             FINANCE
     2,272   Muenchener Rueckversicherungs-Gesellschaft AG              291,712
                                                                   ------------

             UTILITIES
    27,274   E.On AG                                                  1,231,029
                                                                   ------------
             TOTAL GERMANY                                            1,522,741
                                                                   ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        2

    SHARES                                                             VALUE
    ------                                                         ------------
             COMMON STOCKS (CONTINUED)
             IRELAND (8.8%)
             FINANCE
   145,123   Allied Irish Banks, Plc.                              $  2,006,630
   222,832   Anglo Irish Bank Corp., Plc.                             1,487,741
    47,067   Bank of Ireland                                            520,640
    85,309   Irish Life & Permanent, Plc.                               979,048
                                                                   ------------
             TOTAL IRELAND                                            4,994,059
                                                                   ------------

             ITALY (13.5%)
             ENERGY
   173,068   ENI SpA                                                  2,396,447
    52,348   Saipem SpA                                                 282,290
                                                                   ------------
                                                                      2,678,737
                                                                   ------------

             FINANCE
    41,478   Banca Fideuram SpA                                         194,178
    39,423   Mediolanum SpA                                             217,653
   111,878   Riunione Adriatica di Sicurta SpA (RAS)                  1,390,044
                                                                   ------------
                                                                      1,801,875
                                                                   ------------

             TELECOMMUNICATIONS
   264,359   Telecom Italia Mobile SpA                                1,224,532
   241,258   Telecom Italia SpA                                       1,910,993
                                                                   ------------
                                                                      3,135,525
                                                                   ------------
             TOTAL ITALY                                              7,616,137
                                                                   ------------

             NETHERLANDS (5.2%)
             CONSUMER DISCRETIONARY
    37,850   Koninklijke (Royal) Philips Electronics NV                 676,624
                                                                   ------------

             CONSUMER STAPLES
    49,102   Heineken NV                                              1,967,466
                                                                   ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OCTOBER 31, 2002

                                        3

    SHARES                                                             VALUE
    ------                                                         ------------
             COMMON STOCKS (CONTINUED)
             NETHERLANDS (CONTINUED)
             INFORMATION TECHNOLOGY
    40,204   ASML Holdings NV                                      $    345,755
                                                                   ------------
             TOTAL NETHERLANDS                                        2,989,845
                                                                   ------------

             SPAIN (5.1%)
             FINANCE
    61,049   Banco Bilbao Vizcaya Argentaria SA                         580,038
    13,664   Banco Popular Espanol SA                                   583,535
    87,362   Banco Santander Central Hispano SA                         534,092
                                                                   ------------
                                                                      1,697,665
                                                                   ------------

             INDUSTRIALS
    31,133   Grupo Ferrovial SA                                         722,590
                                                                   ------------

             TELECOMMUNICATIONS
    55,161   Telefonica SA                                              521,916
                                                                   ------------
             TOTAL SPAIN                                              2,942,171
                                                                   ------------

             SWEDEN (2.6%)
             CONSUMER DURABLES
    52,405   Electrolux AB                                              792,805
                                                                   ------------

             INDUSTRIALS
    33,829   Atlas Copco AB                                             706,919
                                                                   ------------
             TOTAL SWEDEN                                             1,499,724
                                                                   ------------

             SWITZERLAND (11.9%)
             CONSUMER STAPLES
     3,954   Nestle SA Registered                                       845,454
                                                                   ------------

             FINANCE
     6,500   Converium Holding AG                                       261,721
    70,045   UBS AG Registered                                        3,329,054
                                                                   ------------
                                                                      3,590,775
                                                                   ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        4

    SHARES                                                             VALUE
    ------                                                         ------------
             COMMON STOCKS (CONTINUED)
             SWITZERLAND (CONTINUED)
             HEALTH CARE
    52,755   Novartis AG Registered                                $  2,006,558
       529   Synthes-Stratec, Inc.                                      319,144
                                                                   ------------
                                                                      2,325,702
                                                                   ------------
             TOTAL SWITZERLAND                                        6,761,931
                                                                   ------------

             UNITED KINGDOM (37.4%)
             CONSUMER DISCRETIONARY
    40,000   British Sky Broadcasting Group, Plc.*                      377,381
   147,148   Compass Group, Plc.                                        651,578
    84,904   Pearson, Plc.                                              905,222
   101,978   Reed Elsevier, Plc.                                        899,938
                                                                   ------------
                                                                      2,834,119
                                                                   ------------

             CONSUMER STAPLES
   134,413   Diageo, Plc.                                             1,513,971
    18,140   Reckitt Benckiser, Plc.                                    328,956
    29,417   Unilever, Plc.                                             290,412
                                                                   ------------
                                                                      2,133,339
                                                                   ------------

             ENERGY
   274,826   BP Amoco, Plc.                                           1,761,506
   111,558   Shell Transport & Trading Co., Plc.                        716,342
                                                                   ------------
                                                                      2,477,848
                                                                   ------------

             FINANCE
   213,370   Lloyds TSB Group, Plc.                                   1,834,587
    68,008   Royal Bank of Scotland Group, Plc.                       1,599,006
                                                                   ------------
                                                                      3,443,593
                                                                   ------------

             HEALTH CARE
    97,428   GlaxoSmithKline, Plc.                                    1,858,172
    37,017   Shire Pharmaceuticals Group, Plc.*                         298,024
   148,554   Smith & Nephew, Plc.                                       882,491
                                                                   ------------
                                                                      3,038,687
                                                                   ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        5

    SHARES                                                             VALUE
    ------                                                         ------------
             COMMON STOCKS (CONTINUED)
             UNITED KINGDOM (CONTINUED)
             INDUSTRIALS
   163,753   BAA, Plc.                                             $  1,460,452
   234,259   EasyJet, Plc.*                                           1,226,827
    66,481   Exel, Plc.                                                 682,818
                                                                   ------------
                                                                      3,370,097
                                                                   ------------

             MATERIALS
   165,456   BHP Billiton, Plc.                                         807,011
    64,210   Rio Tinto, Plc.                                          1,159,383
                                                                   ------------
                                                                      1,966,394
                                                                   ------------

             TELECOMMUNICATIONS
   110,312   BT Group, Plc.                                             312,998
   232,049   mm02, Plc.*                                                174,126
   991,295   Vodafone Group, Plc.                                     1,592,308
                                                                   ------------
                                                                      2,079,432
                                                                   ------------
             TOTAL UNITED KINGDOM                                    21,333,509
                                                                   ------------

TOTAL INVESTMENTS, (IDENTIFIED COST $43,019,632) (a)      101.6%   $ 57,847,827
LIABILITIES IN EXCESS OF OTHER ASSETS                      (1.6)       (911,015)
                                                          -----    ------------
NET ASSETS                                                100.0%   $ 56,936,812
                                                          =====    ============

*    Non-income producing security

(a) The aggregate cost for federal income tax purposes is $43,019,632, the aggregate gross unrealized appreciation is $14,862,446, and the aggregate gross unrealized depreciation is $34,251, resulting in net unrealized appreciation of $14,828,195.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002

ASSETS:
  Investments in securities, at value (identified cost $43,019,632)                    $ 57,847,827
  Cash                                                                                      907,680
  Due from bank                                                                              40,406
  Dividends receivable                                                                       17,888
                                                                                       ------------
       TOTAL ASSETS                                                                      58,813,801
                                                                                       ------------

LIABILITIES:
  Payables for:
    Investment securities purchased                                                       1,793,018
    Investment advisory fees                                                                 16,924
    Shareholder servicing/eligible institution fees                                          11,573
    Custody fees                                                                              8,304
    Administrative fees                                                                       6,437
    Board of Directors' fees                                                                  3,633
    Professional fees                                                                         3,446
    Capital stock redeemed                                                                    2,000
    Accrued expenses and other liabilities                                                   31,654
                                                                                       ------------
       TOTAL LIABILITIES                                                                  1,876,989
                                                                                       ------------

NET ASSETS                                                                             $ 56,936,812
                                                                                       ============

Net Assets Consist of:
  Paid-in capital                                                                      $ 56,424,852
  Undistributed net investment income                                                       213,461
  Accumulated net realized loss on investments and foreign exchange transactions        (14,525,455)
  Net unrealized appreciation on investments and foreign currency translations           14,823,954
                                                                                       ------------
Net Assets                                                                             $ 56,936,812
                                                                                       ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
  ($56,936,812 DIVIDED BY 2,352,938 shares)                                            $      24.20
                                                                                       ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002

NET INVESTMENT INCOME:
   INCOME:
     Dividends and other income (net of foreign withholding taxes of $286,192)
       allocated from Portfolio                                                        $  1,188,311
     Dividend income (net of foreign withholding taxes of $1,979)                            40,000
     Expenses allocated from Portfolio                                                     (559,684)
                                                                                       ------------
       TOTAL INCOME                                                                         668,627
                                                                                       ------------

   FUND EXPENSES:
     Shareholder servicing/eligible institution fees                                        174,533
     Administrative fees                                                                     87,918
     Registration fees                                                                       21,835
     Professional fees                                                                       19,796
     Investment advisory fees                                                                16,924
     Custody fees                                                                            16,304
     Board of Directors' fees                                                                10,922
     Miscellaneous expenses                                                                  30,581
                                                                                       ------------
       TOTAL EXPENSES                                                                       378,813
                                                                                       ------------
   NET INVESTMENT INCOME                                                                    289,814
                                                                                       ------------

NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments allocated from Portfolio                             (9,575,914)
   Net realized loss on foreign exchange transactions allocated from Portfolio              (80,105)
                                                                                       ------------
     Net realized loss allocated from Portfolio                                          (9,656,019)
   Net change in unrealized appreciation (depreciation) on investments and foreign
     currency translations                                                                2,007,339
                                                                                       ------------
       NET REALIZED AND UNREALIZED LOSS                                                  (7,648,680)
                                                                                       ------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $ (7,358,866)
                                                                                       ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE YEARS
                                                                           ENDED OCTOBER 31,
                                                                    -------------------------------
                                                                         2002              2001
                                                                    -------------     -------------
DECREASE IN NET ASSETS:
   Operations:
     Net investment income                                          $     289,814     $     339,943
     Net realized loss on investments and foreign
       exchange transactions allocated from Portfolio                  (9,656,019)       (4,337,537)
     Net change in unrealized appreciation (depreciation) on
       investments and foreign currency translations                    2,007,339       (29,466,845)
                                                                    -------------     -------------
   Net decrease in net assets resulting from
     operations                                                        (7,358,866)      (33,441,439)
                                                                    -------------     -------------

   Dividends and distributions declared:
     From net investment income                                           (68,461)         (339,943)
     From net realized gains                                                    -        (1,205,542)
                                                                    -------------     -------------
       Total dividends and distributions declared                         (68,461)       (1,545,485)
                                                                    -------------     -------------

   Capital stock transactions:
     Net proceeds from sales of capital stock                           8,141,357        54,879,983
     Net asset value of capital stock issued to shareholders in
       reinvestment of dividends and distributions                         32,520           209,569
     Net cost of capital stock redeemed                               (26,682,487)      (86,018,406)
                                                                    -------------     -------------
       Net decrease in net assets resulting from
         capital stock transactions                                   (18,508,610)      (30,928,854)
                                                                    -------------     -------------
       Total decrease in net assets                                   (25,935,937)      (65,915,778)

NET ASSETS:
   Beginning of year                                                   82,872,749       148,788,527
                                                                    -------------     -------------
   END OF YEAR (including undistributed net investment
     income of $213,461 and $67,768, respectively)                  $  56,936,812     $  82,872,749
                                                                    =============     =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                  FOR THE YEARS ENDED OCTOBER 31,
                                             -------------------------------------------------------------------------
                                               2002            2001            2000            1999            1998
                                             ---------       ---------       ---------       ---------       ---------
Net asset value, beginning of year           $   27.62       $   37.59       $   37.92       $   39.05       $   38.02
Income from investment operations:
   Net investment income                          0.13            0.11            0.03            0.09(1)         0.42
   Net realized and unrealized gain (loss)       (3.52)          (9.68)           3.20            4.15            6.06

Less dividends and distributions:
   From net investment income                    (0.03)          (0.05)              -           (0.65)          (0.31)
   In excess of net investment income                -               -               -           (0.01)              -
   From net realized gains                           -           (0.35)          (3.14)          (4.71)          (5.14)
   In excess of net realized gains                   -               -           (0.42)              -               -
                                             ---------       ---------       ---------       ---------       ---------
Net asset value, end of year                 $   24.20       $   27.62       $   37.59       $   37.92       $   39.05
                                             =========       =========       =========       =========       =========
Total return                                    (12.31)%        (25.74)%          8.26%          11.87%          19.34%
Ratios/Supplemental data:
   Net assets, end of year
     (000's omitted)                         $  56,937       $  82,873       $ 148,789       $ 143,315       $ 155,557
   Expenses as a percentage of
     average net assets:
     Expenses paid by Fund                        1.34%(2)        1.24%(2)        1.22%(2)        1.33%           1.18%
     Expenses paid by commissions                    -               -               -               -            0.01%(3)
     Expense offset arrangement                      -            0.05%(2)        0.04%(2)           -            0.02%
                                             ---------       ---------       ---------       ---------       ---------
       Total expenses                             1.34%           1.29%           1.26%           1.33%           1.21%
   Ratio of net investment income
     to average net assets                        0.42%           0.29%           0.08%           0.24%           0.60%
   Portfolio turnover rate                          34%(4)          16%(4)          42%(4)          37%             56%

----------
(1)  Calculated using average shares outstanding for the year.

(2) Includes the Fund's share of expenses paid by the Portfolio net of expense offset arrangement.

(3) A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffilliated service providers on behalf of the Fund for services provided, for which the Fund would otherwise be obligated to pay.

(4) Portfolio turnover rate is that of the Portfolio in which the Fund invested through 10/15/02. Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through 10/31/02.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. The BBH European Equity Fund, formerly the 59 Wall Street European Equity Fund, (the "Fund") is a separate diversified series of BBH Fund, Inc., formerly The 59 Wall Street Fund, Inc., (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on November 1, 1990.

   Prior to October 15, 2002 the Fund invested substantially all of its assets in the BBH European Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. On October 15, 2002, the Fund received its prorata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to October 15, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market;
      (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions;
      (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

   B. FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

   D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service.

   E. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

   F. INVESTMENT INCOME AND EXPENSES. Prior to October 15, 2002, the Fund recorded its share of income, expenses, realized and unrealized gain and loss from the Portfolio each day. In addition, the Fund accrued its own expenses.

   G. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

   H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Fund entered into an investment advisory agreement with Brown Brothers Harriman ("BBH") on October 16, 2002 for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. For the period ended October 31, 2002, the Fund incurred $16,924 for advisory services.

   ADMINISTRATIVE FEES. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). Effective October 16, 2002 BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Funds average daily net assets. Prior to October 16, 2002, BBHTC received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with BBH and Federated Services Company ("FSC") for which BBH and FSC receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the year ended October 31, 2002, the Fund incurred $87,918 for administrative services.

   SHAREHOLDER SERVICING/ ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended October 31, 2002, the Fund incurred $174,533 for such services.

   CUSTODY FEES. The Fund entered into a custody agreement with BBH on October 16, 2002 for which BBH receives a fee calculated and paid monthly. For the period ended October 31, 2002, the Fund incurred $16,304 for custody services.

   BOARD OF DIRECTORS' FEES. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2002, the Fund incurred $10,922 for these fees.

3. INVESTMENT TRANSACTIONS. For the year ended October 31, 2002, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $3,533,342 and $591,411, respectively. There were no purchases or sales of U.S. government obligations during the period.

4. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions shares of capital stock were as follows:

                                                          FOR THE            FOR THE
                                                        YEAR ENDED         YEAR ENDED
                                                     OCTOBER 31, 2002   OCTOBER 31, 2001
                                                     ----------------   ----------------
   Capital stock sold                                     316,915          1,587,927
   Capital stock issued in connection with
     Reinvestment of dividends and distributions            1,108              5,737
   Capital stock redeemed                                (966,056)        (2,550,567)
                                                         --------         ----------
   Net decrease                                          (648,033)          (956,903)
                                                         ========         ==========

5. FEDERAL INCOME TAX STATUS. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryforward of $14,525,488, of which $5,480,434 may be applied against any net taxable realized gain of each succeeding year until the earlier of its utilization or expiration on October 31, 2009, and $9,045,054 may be applied against any net taxable realized gain of each succeeding year until the earlier of its utilization or expiration on October 31, 2010.

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND SHAREHOLDERS
BBH EUROPEAN EQUITY FUND (A SERIES OF BBH FUND, INC.):

We have audited the accompanying statement of assets and liabilities of BBH European Equity Fund, formerly the 59 Wall Street European Equity Fund (a series of the BBH Fund, Inc., formerly the 59 Wall Street Fund, Inc.), including the portfolio of investments, as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. Our procedures included confirmation of securities owned at October 31, 2002, by correspondence with the custodian and brokers; where replies were not recieved from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH European Equity Fund as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 20, 2002

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

European equity markets were hurt by weakening economies and fears of double-dip recession in the year ended October 31, 2002(1). GDP growth on the continent remained sub-trend as geopolitical and financial uncertainties were rampant. The U.K. however was a relatively "safe haven" as buoyant domestic demand and rising property prices helped support the economy.

The MSCI Europe Index ("MSCI EURO")(2) was down around 14% over the reporting period with the euro appreciating by around 3%. Telecoms and technology stocks maintained their downtrend that begun with the bursting of the bubble in March 2000, while consumer staples and energy outperformed. Financials outperformed for much of the period although rising credit risks hurt banks and insurers from the second quarter 2002. Pharmaceuticals disappointed, as patent and political risks combined with high-profile product delays impacted stocks.

The BBH European Equity Fund (the "Fund") outperformed the benchmark during the reporting period thanks to a pro-cyclical stance that was biased towards financials, transport and energy, while eschewing technology and telecoms. In hindsight, our pro-cyclical stance should have been toned down with a greater bias towards defensives, although valuations for staples were at times difficult to justify.

We remain optimistic about European markets as policy makers have finally joined the reflation bandwagon. Fiscal easing across the Atlantic and the prospects of dissipating geopolitical and financial risks could clear the air by the middle of next year.

That said, we expect 2003 to be another year of muddling through during which tactical stock selection will be rewarded. Barring evidence of a double-dip, we would continue to use interim pullbacks or rotational corrections among groups to become more economically biased.

----------
(1) International investing involves special risks including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.
(2) The MSCI EURO is an unmanaged, market value-weighted average of the performance of over 500 securities listed on the stock exchanges of 15 countries in the European region. Investments cannot be made in an index.

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

             GROWTH OF $10,000 INVESTED IN BBH EUROPEAN EQUITY FUND

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from November 1, 1990 to October 31, 2002 as compared to the MSCI EURO.

[CHART]

                   TOTAL RETURN
---------------------------------------------------
ONE YEAR          FIVE YEARS            INCEPTION
  ENDED              ENDED             TO 10/31/02
10/31/02           10/31/02            (ANNUALIZED)
---------------------------------------------------
(12.31)%            (1.20)%               6.09%
---------------------------------------------------

(inception of Portfolio)

                    EUROPEAN EQUITY FUND*     MSCI-EURO
10/31/90                         $ 10,000     $ 10,000
11/30/90                         $  9,924     $ 10,100
12/31/90                         $  9,784     $  9,954
 1/31/91                         $  9,964     $ 10,289
 2/28/91                         $ 10,460     $ 11,189
 3/31/91                         $  9,880     $ 10,439
 4/30/91                         $ 10,004     $ 10,329
 5/31/91                         $ 10,144     $ 10,634
 6/30/91                         $  9,500     $  9,741
 7/31/91                         $  9,996     $ 10,416
 8/31/91                         $ 10,108     $ 10,606
 9/30/91                         $ 10,368     $ 10,924
10/31/91                         $ 10,140     $ 10,695
11/30/91                         $  9,904     $ 10,443
12/31/91                         $ 10,689     $ 11,259
 1/31/92                         $ 10,746     $ 11,256
 2/29/92                         $ 10,790     $ 11,300
 3/31/92                         $ 10,435     $ 10,904
 4/30/92                         $ 11,073     $ 11,506
 5/31/92                         $ 11,549     $ 12,161
 6/30/92                         $ 11,452     $ 11,934
 7/31/92                         $ 10,972     $ 11,508
 8/31/92                         $ 11,032     $ 11,470
 9/30/92                         $ 10,895     $ 11,281
10/31/92                         $ 10,960     $ 10,494
11/30/92                         $ 11,218     $ 10,488
12/31/92                         $ 11,494     $ 10,729
 1/31/93                         $ 11,340     $ 10,747
 2/28/93                         $ 11,419     $ 10,870
 3/31/93                         $ 11,762     $ 11,429
 4/30/93                         $ 12,082     $ 11,681
 5/31/93                         $ 12,223     $ 11,807
 6/30/93                         $ 11,836     $ 11,634
 7/31/93                         $ 11,871     $ 11,674
 8/31/93                         $ 12,885     $ 12,699
 9/30/93                         $ 12,929     $ 12,659
10/31/93                         $ 13,680     $ 13,187
11/30/93                         $ 13,606     $ 12,902
12/31/93                         $ 14,611     $ 13,871
 1/31/94                         $ 15,322     $ 14,577
 2/28/94                         $ 14,524     $ 14,061
 3/31/94                         $ 13,730     $ 13,663
 4/30/94                         $ 14,071     $ 14,229
 5/31/94                         $ 13,448     $ 13,624
 6/30/94                         $ 13,453     $ 13,481
 7/31/94                         $ 14,094     $ 14,187
 8/31/94                         $ 14,667     $ 14,637
 9/30/94                         $ 14,094     $ 14,057
10/31/94                         $ 14,685     $ 14,669
11/30/94                         $ 13,960     $ 14,107
12/31/94                         $ 14,036     $ 14,188
 1/31/95                         $ 13,906     $ 14,077
 2/28/95                         $ 14,222     $ 14,395
 3/31/95                         $ 14,896     $ 15,063
 4/30/95                         $ 15,409     $ 15,545
 5/31/95                         $ 15,505     $ 15,863
 6/30/95                         $ 15,470     $ 16,013
 7/31/95                         $ 15,998     $ 16,845
 8/31/95                         $ 16,450     $ 16,196
 9/30/95                         $ 16,400     $ 16,686
10/31/95                         $ 16,068     $ 16,607
11/30/95                         $ 15,842     $ 16,725
12/31/95                         $ 16,351     $ 17,255
 1/31/96                         $ 16,404     $ 17,368
 2/29/96                         $ 16,678     $ 17,684
 3/31/96                         $ 17,219     $ 17,896
 4/30/96                         $ 17,630     $ 18,025
 5/31/96                         $ 17,966     $ 18,164
 6/30/96                         $ 17,924     $ 18,364
 7/31/96                         $ 17,445     $ 18,134
 8/31/96                         $ 17,971     $ 18,672
 9/30/96                         $ 18,166     $ 19,065
10/31/96                         $ 18,418     $ 19,508
11/30/96                         $ 19,192     $ 20,497
12/31/96                         $ 19,499     $ 20,894
 1/31/97                         $ 19,317     $ 20,950
 2/28/97                         $ 19,289     $ 21,227
 3/31/97                         $ 19,874     $ 21,913
 4/30/97                         $ 19,465     $ 21,804
 5/31/97                         $ 20,391     $ 22,735
 6/30/97                         $ 21,499     $ 23,872
 7/31/97                         $ 22,237     $ 24,991
 8/31/97                         $ 20,811     $ 23,563
 9/30/97                         $ 22,783     $ 25,848
10/31/97                         $ 21,601     $ 24,577
11/30/97                         $ 21,931     $ 24,955
12/31/97                         $ 22,478     $ 25,867
 1/31/98                         $ 23,429     $ 26,943
 2/28/98                         $ 25,191     $ 29,050
 3/31/98                         $ 27,172     $ 31,119
 4/30/98                         $ 27,839     $ 31,722
 5/31/98                         $ 28,169     $ 32,365
 6/30/98                         $ 28,439     $ 32,719
 7/31/98                         $ 29,060     $ 33,366
 8/31/98                         $ 24,815     $ 29,169
 9/30/98                         $ 24,016     $ 28,003
10/31/98                         $ 25,779     $ 30,244
11/30/98                         $ 27,410     $ 31,853
12/31/98                         $ 27,911     $ 33,246
 1/31/99                         $ 28,101     $ 33,032
 2/28/99                         $ 27,987     $ 32,194
 3/31/99                         $ 28,428     $ 32,545
 4/30/99                         $ 28,892     $ 33,515
 5/31/99                         $ 27,835     $ 31,905
 6/30/99                         $ 28,420     $ 32,444
 7/31/99                         $ 28,420     $ 32,745
 8/31/99                         $ 28,025     $ 33,078
 9/30/99                         $ 27,759     $ 32,823
10/31/99                         $ 28,839     $ 34,031
11/30/99                         $ 30,078     $ 34,950
12/31/99                         $ 34,045     $ 38,532
 1/31/00                         $ 32,135     $ 35,789
 2/29/00                         $ 33,928     $ 37,657
 3/31/00                         $ 34,792     $ 38,568
 4/30/00                         $ 33,912     $ 36,867
 5/31/00                         $ 33,447     $ 36,565
 6/30/00                         $ 34,302     $ 37,351
 7/31/00                         $ 33,688     $ 36,753
 8/31/00                         $ 33,131     $ 36,320
 9/30/00                         $ 31,811     $ 34,620
10/31/00                         $ 31,221     $ 34,357
11/30/00                         $ 29,876     $ 33,027
12/31/00                         $ 31,907     $ 35,303
 1/31/01                         $ 31,815     $ 35,320
 2/28/01                         $ 29,095     $ 32,219
 3/31/01                         $ 26,896     $ 29,816
 4/30/01                         $ 28,969     $ 31,936
 5/31/01                         $ 27,316     $ 30,377
 6/30/01                         $ 26,602     $ 29,229
 7/31/01                         $ 26,334     $ 29,302
 8/31/01                         $ 25,570     $ 28,540
 9/30/01                         $ 22,195     $ 25,692
10/31/01                         $ 23,186     $ 26,509
11/30/01                         $ 24,101     $ 27,572
12/31/01                         $ 24,768     $ 28,278
 1/31/02                         $ 23,558     $ 26,799
 2/28/02                         $ 23,508     $ 26,793
 3/31/02                         $ 24,323     $ 28,246
 4/30/02                         $ 24,189     $ 28,031
 5/31/02                         $ 24,131     $ 27,944
 6/30/02                         $ 23,627     $ 26,974
 7/31/02                         $ 21,359     $ 23,972
 8/31/02                         $ 21,284     $ 23,967
 9/30/02                         $ 18,721     $ 20,813
10/31/02                         $ 20,335     $ 22,826

* net of fees and expenses

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, contact the Fund at 1-800-625-5759. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

----------
(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI EUR0 has been adjusted to reflect reinvestment of dividends on securities in the index. The MSCI EURO is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

DIRECTORS AND OFFICERS OF BBH EUROPEAN EQUITY FUND

(UNAUDITED)

Information about the Corporation's Directors appears below. Part B to the Registration Statement of BBH European Equity Fund includes additional information about the Corporation's Directors and is available upon request without charge through your financial advisor.

                                             TERM OF                                                NUMBER OF
                                             OFFICE#                                                FUNDS
                                             AND                                                    IN FUND           OTHER
NAME,                      POSITION(S)       LENGTH                                                 COMPLEX           DIRECTORSHIPS
ADDRESS,                   HELD WITH         OF TIME     PRINCIPAL OCCUPATION(S)                    OVERSEEN          HELD BY
AND AGE                    CORPORATION       SERVED      DURING PAST 5 YEARS                        BY DIRECTOR^      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
"INTERESTED"
DIRECTORS

Joseph V. Shields Jr.*     Chairman of       Since       Managing Director, Chairman and            12                None
(aged 63)-                 the Board and     1990        Chief Executive Officer of Shields &
Shields & Company,         Director                      Company (registered broker-dealer
140 Broadway,                                            and member of New York Stock
New York, NY 10005                                       Exchange); Chairman of Capital
                                                         Management Associates, Inc.
                                                         (registered investment adviser); Vice
                                                         Chairman and Trustee of New York
                                                         Racing Association; Director of
                                                         Flowers Industries, Inc. (diversified
                                                         food company).

"INDEPENDENT"
DIRECTORS

Eugene P. Beard            Director          Since       Vice Chairman-Finance/Operations           12                Director of
(aged 66)-The                                1993        and CFO (May 1995-February 2000)                             Old Westbury
Interpublic Group of                                     and Special Advisor                                          Funds (5)
Companies, Inc.,                                         (March 2000-Present), The Interpublic
20 Marshall Street,                                      Group of Companies, Inc.
Suite 210,
S. Norwalk, CT 06854

Richard Carpenter          Director          Since       Retired; Director of Investments,          12                None
(aged 68)-                                   1999        Pennsylvania Public School
10820 North                                              Employees' Retirement System (until
La Quinta Drive,                                         December 1997).
Tucson, AZ 85737

Clifford A. Clark          Director          Since       Retired.                                   12                None
(aged 71)-                                   1999
42 Clowes Drive,
Falmouth, MA 02540

                                       18

                                             TERM OF                                                NUMBER OF
                                             OFFICE#                                                FUNDS
                                             AND                                                    IN FUND           OTHER
NAME,                      POSITION(S)       LENGTH                                                 COMPLEX           DIRECTORSHIPS
ADDRESS,                   HELD WITH         OF TIME     PRINCIPAL OCCUPATION(S)                    OVERSEEN          HELD BY
AND AGE                    CORPORATION       SERVED      DURING PAST 5 YEARS                        BY DIRECTOR^      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
David P. Feldman           Director          Since       Retired; Chairman and CEO of AT&T          12                Director of
(aged 62)-                                   1990        Investment Management Corporation                            Dreyfus
3 Tall Oaks Drive,                                       (until May 1997); Director of Jeffrey                        Mutual Funds
Warren, NJ 07059                                         Co. (1992 to present); Director of                           (59 Funds)
                                                         QMED (1999 to present).

J. Angus Ivory             Director          Since       Retired; Director of Brown Brothers        12                None
(aged 69)-                                   1999        Harriman Ltd. (subsidiary of Brown
Greenway Farm,                                           Brothers Harriman& Co.) (until
Tockenham, Swindon,                                      December 2001); Director of Old Daily
Wiltshire, SN4 7PP                                       Equity Fund Saddlery (1992 to present);
England                                                  Advisor, RAF Central Fund (1992 to
                                                         present).

Alan G. Lowy               Director          Since       Private Investor.                          12                None
(aged 62)-                                   1993
4111 Clear Valley
Drive, Encino, CA
91436

Arthur D.                  Director          Since       Retired; Executive Vice President and      12                None
Miltenberger                                 1992        Chief Financial Officer of Richard K.
(aged 63)-                                               Mellon and Sons (private foundation
Richard K. Mellon &                                      until June 1998); Vice President and
Sons, P.O. Box RKM,                                      Treasurer of Richard King Mellon
Ligonier, PA 15658                                       Foundation (until June 1998); Trustee,
                                                         R.K. Mellon Family Trusts (since
                                                         1981); General Partner, Mellon Family
                                                         Investment Company IV, V and VI;
                                                         Director of Aerostructures Corporation
                                                         (aircraft manufacturer) (since 1996).

                                       19

                                             TERM OF                                                NUMBER OF
                                             OFFICE#                                                FUNDS
                                             AND                                                    IN FUND           OTHER
NAME,                      POSITION(S)       LENGTH                                                 COMPLEX           DIRECTORSHIPS
ADDRESS,                   HELD WITH         OF TIME     PRINCIPAL OCCUPATION(S)                    OVERSEEN          HELD BY
AND AGE                    CORPORATION       SERVED      DURING PAST 5 YEARS                        BY DIRECTOR^      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Christopher H.A.           President         Since       President of BBH Common Settlement         N/A               N/A
Cecil**                                      2002        Fund, Inc., BBH Common Settlement
(aged 38)-                                               Fund II, Inc., BBH Fund, Inc. and the
140 Broadway,                                            BBH Portfolios (since October 2002).
New York, NY 10005                                       Managing Director of the Brown
                                                         Brothers Harriman Trust Co., LLC
                                                         (since January 2002), Proprietary
                                                         Products Unit (since October 2002),
                                                         Investment Management Services
                                                         (since October 2001).

Michael D. Martins         Vice President,   Since       Vice President, Treasurer, Principal       N/A               N/A
(aged 36)-                 Treasurer,        2002        Accounting Officer and Principal
140 Broadway,              Principal                     Financial Officer of BBH Common
New York, NY 10005         Accounting                    Settlement Fund, Inc., BBH Common
                           Officer and                   Settlement Fund II, Inc., BBH Fund,
                           Principal                     Inc. and the BBH Portfolios (since
                           Financial                     August 2002); Vice President (since
                           Officer                       April 2002) and Assistant Vice
                                                         President (since December 1996) of
                                                         BBH & Co.

Gail C. Jones              Secretary         Since       Secretary of BBH Common Settlement         N/A               N/A
(aged 49)-                                   2002        Fund, Inc., BBH Common Settlement
1001 Liberty Avenue,                                     Fund II, Inc., BBH Fund, Inc. and the
Pittsburgh, PA                                           BBH Portfolios (since August 2002);
15222-3779                                               Counsel, ReedSmith, LLP (since
                                                         October 2002); Corporate Counsel
                                                         January 1997 to September 2002 and
                                                         Vice President January 1999 to
                                                         September 2002 of Federated Services
                                                         Company.

Peter J. Germain           Vice President    Since       Vice President of BBH Common               N/A               N/A
(aged 43)-                                   2002        Settlement Fund, Inc., BBH Common
1001 Liberty Avenue,                                     Settlement Fund II, Inc., BBH Fund,
Pittsburgh, PA                                           Inc. and the BBH Portfolios (since
15222-3779                                               August 2002); Senior Vice President,
                                                         Federated Services Company (since
                                                         November 1997).

                                       20

                                             TERM OF                                                NUMBER OF
                                             OFFICE#                                                FUNDS
                                             AND                                                    IN FUND           OTHER
NAME,                      POSITION(S)       LENGTH                                                 COMPLEX           DIRECTORSHIPS
ADDRESS,                   HELD WITH         OF TIME     PRINCIPAL OCCUPATION(S)                    OVERSEEN          HELD BY
AND AGE                    CORPORATION       SERVED      DURING PAST 5 YEARS                        BY DIRECTOR^      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Judith J. Mackin           Vice President    Since       Vice President of BBH Common               N/A               N/A
(aged 42)-                                   2002        Settlement Fund, Inc., BBH Common
1001 Liberty Avenue,                                     Settlement Fund II, Inc., BBH Fund,
Pittsburgh, PA                                           Inc. and the BBH Portfolios (since
15222-3779                                               August 2002); Vice President of
                                                         Federated Services Company (since
                                                         November 1997).

Victor Siclari             Assistant         Since       Assistant Secretary of BBH Common          N/A               N/A
(aged 39)-                 Secretary         2002        Settlement Fund, Inc., BBH Common
1001 Liberty Avenue,                                     Settlement Fund II, Inc., BBH Fund,
Pittsburgh, PA                                           Inc. and the BBH Portfolios (since
15222-3779                                               August 2002); Partner, ReedSmith, LLP
                                                         (since October 2002); Vice President
                                                         (March 1996 to September 2002) and
                                                         Senior Corporate Counsel (July 1998
                                                         to September 2002) of Federated
                                                         Investors, Inc.

Nancy D. Osborn            Assistant         Since       Assistant Secretary of BBH Common          N/A               N/A
(aged 36)-                 Secretary         2002        Settlement Fund, Inc., BBH Common
140 Broadway,                                            Settlement Fund II, Inc., BBH Fund,
New York, NY 10005                                       Inc. and the BBH Portfolios (since
                                                         August 2002); Associate, BBH & Co.
                                                         (since April 1996).

John C. Smith              Assistant         Since       Assistant Treasurer of BBH Common          N/A               N/A
(age 37)-                  Treasurer         2002        Settlement Fund, Inc., BBH Common
140 Broadway,                                            Settlement Fund II, Inc., BBH Fund,
New York, NY 10005                                       Inc. and the BBH Portfolios (since
                                                         August 2002); Assistant Vice President
                                                         (since September 2001), Associate
                                                         (September 2000- August 2001) and
                                                         Senior Analyst (June 1999 - August
                                                         2000) of BBH & Co.; Manager, Fund
                                                         Administration, State Street Bank and
                                                         Trust Company (June 1997 - May 1999).

Gregory Lomakin            Assistant         Since       Assistant Treasurer of BBH Common          N/A               N/A
(aged 37) -                Treasurer         2002        Settlement Fund, Inc., BBH Common
140 Broadway,                                            Settlement Fund II, Inc., BBH Fund,
New York, NY 10005                                       Inc. and the BBH Portfolios (since
                                                         August 2002); Assistant Vice
                                                         President (since September 2001), and
                                                         Associate (May 1992-April 1998).

# Each Director of the Corporation holds office until he or she attains the age of 70 (72, in the case of Directors who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of Incorporation. All officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Directors to remove any officer in accordance with the Corporation's By-laws).

^ The Fund complex consists of the Corporation, BBH Trust, BBH Common Settlement Fund, Inc., BBH Common Settlement Fund II, Inc., BBH U.S. Money Market Portfolio, BBH U.S. Equity Portfolio, BBH International Equity Portfolio, BBH European Equity Portfolio, BBH Pacific Basin Equity Portfolio, BBH High Yield Fixed Income Portfolio, BBH Broad Market Fixed Income Portfolio and BBH Global Equity Portfolio. The Corporation, which has eight series (including the Fund), and BBH Trust, which has four series, are each counted as one "fund" for purposes of this table.

* Mr. Shields is an "interested person" of the Corporation because of his affiliation with a registered broker-dealer. Effective November 8, 2002, Mr. Shields is no longer an "interested person" of the Corporation.

** Prior to November 8, 2002, Timothy J. Connelly served as President of the
   Corporation.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


                         [BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]


ANNUAL REPORT
OCTOBER 31, 2002


BBH HIGH YIELD FIXED INCOME FUND

BBH HIGH YIELD FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002

ASSETS:
   Investment in BBH High Yield Fixed Income Portfolio
     (the "Portfolio"), at value                                              $     7,997,388
   Receivables for:
     Capital stock sold                                                               105,000
     Due from administrator                                                            14,620
                                                                              ---------------
       TOTAL ASSETS                                                                 8,117,008
                                                                              ---------------

NET ASSETS                                                                    $     8,117,008
                                                                              ===============
Net Assets Consist of:
   Paid-in capital                                                            $     9,300,432
   Undistributed net investment income                                                  1,257
   Accumulated net realized loss on investments                                      (506,546)
   Net unrealized depreciation on investments                                        (678,135)
                                                                              ---------------

Net Assets                                                                    $     8,117,008
                                                                              ===============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
   ($8,117,008 DIVIDED BY 1,002,901 shares)                                   $          8.09
                                                                              ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM APRIL 15, 2002 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2002

NET INVESTMENT INCOME:
   NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
     Interest (net of foreign withholdings taxes of $146)                     $       328,047
     Expenses                                                                         (14,525)
                                                                              ---------------
       NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO                                 313,522
                                                                              ---------------

   FUND EXPENSES:
     Expense payment fee                                                                5,074
     Administrative fees                                                                2,177
                                                                              ---------------
       TOTAL EXPENSES                                                                   7,251
                                                                              ---------------
   NET INVESTMENT INCOME                                                              306,271
                                                                              ---------------

NET REALIZED AND UNREALIZED LOSS ALLOCATED FROM PORTFOLIO:
   Net realized loss on investments                                                  (506,546)
   Net change in unrealized appreciation (depreciation) on investments               (678,135)
                                                                              ---------------
       NET REALIZED AND UNREALIZED LOSS FROM PORTFOLIO                             (1,184,681)
                                                                              ---------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $      (878,410)
                                                                              ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT OCTOBER 31, 2002

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE PERIOD FROM
                                                                             APRIL 15, 2002
                                                                             (COMMENCEMENT
                                                                           OF OPERATIONS) TO
                                                                            OCTOBER 31, 2002
                                                                          -------------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income                                                    $       306,271
     Net realized loss on investments allocated from Portfolio                       (506,546)
     Net change in unrealized appreciation (depreciation) on
       investments allocated from Portfolio                                          (678,135)
                                                                              ---------------
       Net increase in net assets resulting from operations                          (878,410)
                                                                              ---------------

   Dividends and distributions declared:
     From net investment income                                                      (305,014)
                                                                              ---------------
   Capital stock transactions:
     Net proceeds from sales of capital stock                                       9,667,529
     Net asset value of capital stock issued to shareholders
       in reinvestment of dividends and distributions                                  61,718
     Net cost of capital stock redeemed                                              (428,815)
                                                                              ---------------
       Net increase in net assets resulting from capital stock transactions         9,300,432
                                                                              ---------------
       Total increase in net assets                                                 8,117,008

NET ASSETS:
     Beginning of period                                                                    -
                                                                              ---------------
     END OF PERIOD (including undistributed net investment income
       of $1,257)                                                             $     8,117,008
                                                                              ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                          FOR THE PERIOD FROM
                                                                             APRIL 15, 2002
                                                                            (COMMENCEMENT OF
                                                                             OPERATIONS) TO
                                                                            OCTOBER 31, 2002
                                                                          -------------------
Net asset value, beginning of period                                          $         10.00
Income from investment operations:
   Net investment income                                                                 0.47
   Net realized and unrealized loss allocated from Portfolio                            (1.91)

Less dividends and distributions:
   From net investment income                                                           (0.47)
                                                                              ---------------
Net asset value, end of period                                                $          8.09
                                                                              ===============

Total return                                                                           (14.69)%

Ratios/Supplemental data:
   Net assets, end of period (000's omitted)                                  $         8,117
   Expenses as a percentage of average net assets(1),(2)                                 0.75%
   Ratio of net investment income to average net assets(1)                              10.55%
   Portfolio turnover rate(3)                                                              65%

----------
(1)  Annualized.

(2)  Had the expense payment agreement not been in place, the ratio of
     expenses to average net assets would have been as follows:                          2.76%

(3) The Portfolio turnover rate is that of the Portfolio in which the Fund invests for the year ended October 31, 2002.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH High Yield Fixed Income Fund (the "Fund") is a separate diversified series of BBH Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on April 15, 2002.

     The Fund invests all of its investable assets in the BBH High Yield Fixed Income Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 10% at October 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS. The Fund records its investment in the Portfolio at fair value. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     B. INVESTMENT INCOME AND EXPENSES. The Fund records its share of income, expenses, realized and unrealized gain and loss each day. In addition, the Fund accrues its own expenses.

     C. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These timing differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the statement of assets and liabilities based upon their tax reclassification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

     D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends to shareholders from net investment income are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

2.   TRANSACTIONS WITH AFFILIATES.

     ADMINISTRATIVE FEES. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Brown Brothers Harriman ("BBH") and Federated Services Company ("FSC") for which BBH and FSC receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the period ended October 31, 2002, the Fund incurred $2,177 for administrative services.

     SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets.

     ACCOUNTING FEES. The Fund has an accounting agreement with BBH for which BBH receives a fee calculated and paid monthly.

     EXPENSE PAYMENT FEE. BBHTC pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.75% of the Fund's average daily net assets. For the period ended October 31, 2002, BBHTC incurred $63,381 in expenses, including shareholder servicing/eligible institution fees of $7,259 on behalf of the Fund.

3. INVESTMENT TRANSACTIONS. Investment transactions of the Portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

4. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                             FOR THE PERIOD FROM
                                                                APRIL 15, 2002
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                               OCTOBER 31, 2002
                                                             -------------------
Capital stock sold                                                     1,046,554
Capital stock issued in connection
  with reinvestment of dividends                                           7,365
Capital stock redeemed                                                   (51,018)
                                                                       ---------
Net increase                                                           1,002,901
                                                                       =========

5. FEDERAL INCOME TAX STATUS: At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryforward of $504,836, which may be applied against any net taxable realized gain of each succeeding year until the earlier of its utilization or expiration on October 31, 2010.

6. CHANGE IN ACCOUNTING POLICY. The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies as revised, effective for its year beginning November 1, 2001. As required the Fund began amortizing premiums and discounts on debt securities using the effective yield method. Prior to this date the Fund amortized premiums and discounts on debt securities using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund.

     The effect of this change for the year ended October 31, 2002 was to make the following reclassifications:

                  INTEREST      NET REALIZED       UNREALIZED
                   INCOME           GAIN          APPRECIATION
                  --------      ------------      ------------
                  (4,096)          1,925            2,171

7. SUBSEQUENT EVENT. On November 12, 2002, the Fund received its prorata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to November 12, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND SHAREHOLDER
BBH HIGH YIELD FIXED INCOME FUND (A SERIES OF BBH FUND, INC.):

We have audited the accompanying statement of assets and liabilities of BBH High Yield Fixed Income Fund, formerly The 59 Wall Street High Yield Fixed Income Fund (a series of BBH Fund, Inc., formerly The 59 Wall Street Fund, Inc.), as of October 31, 2002, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from April 15, 2002 (commencement of operations) through October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH High Yield Fixed Income Fund at October 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the period from April 15, 2002 (commencement of operations) through October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 20, 2002

BBH HIGH YIELD FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

      PRINCIPAL                                                     MATURITY     INTEREST
       AMOUNT                                                         DATE         RATE            VALUE
---------------                                                     --------     --------     ---------------
                  CORPORATE BONDS (91.7%)
                  AEROSPACE (0.7%)
$       667,000   Sequa Corp.                                       08/01/09        9.000%    $       556,945
                                                                                              ---------------

                  APPAREL (0.9%)
        667,000   William Carter Co.                                08/15/11       10.880             720,360
                                                                                              ---------------

                  CHEMICALS (1.4%)
      1,000,000   IMC Global, Inc.                                  06/01/11       11.250           1,080,000
                                                                                              ---------------

                  COMPUTER SOFTWARE & SERVICES (2.7%)
        667,000   Computer Associates International, Inc.           04/15/05        6.380             613,640
        660,000   Cooperative Computing, Inc.                       02/01/08        9.000             531,300
        898,000   DynCorp, Inc.                                     03/01/07        9.500             924,940
                                                                                              ---------------
                  TOTAL COMPUTER SOFTWARE & SERVICES                                                2,069,880
                                                                                              ---------------

                  CONSUMER PRODUCTS (8.3%)
      1,464,000   AKI, Inc.                                         07/01/08       10.500           1,376,160
        370,000   Dimon, Inc.                                       10/15/11        9.630             383,875
      1,000,000   Elizabeth Arden, Inc.                             02/01/11       11.750             980,000
        500,000   Hockey Co.                                        04/15/09       11.250             477,500
        898,000   Jostens, Inc.                                     05/01/10       12.750           1,010,250
      1,000,000   Pennzoil-Quaker State Co.                         11/01/08       10.000           1,180,000
      1,000,000   Salton, Inc.                                      04/15/08       12.250             905,000
                                                                                              ---------------
                  TOTAL CONSUMER PRODUCTS                                                           6,312,785
                                                                                              ---------------

                  ENERGY (6.8%)
      1,370,000   Abraxas Petroleum Corp.                           11/01/04       11.500             685,000
        667,000   Hornbeck Offshore Services, Inc.                  08/01/08       10.630             680,340
      1,347,000   Pride Petroleum Services, Inc.                    05/01/07        9.380           1,404,247
      1,030,000   Offshore Logistics, Inc.                          01/15/08        7.880             947,600
      1,710,000   Tri-Union Development Corp.*#                     06/01/06       12.500           1,402,200
        126,250   Tri-Union Development Corp.#                      06/01/06       12.500             103,525
                                                                                              ---------------
                  TOTAL ENERGY                                                                      5,222,912
                                                                                              ---------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                         BROWN BROTHERS HARRIMAN

                                       10

      PRINCIPAL                                                     MATURITY     INTEREST
       AMOUNT                                                         DATE         RATE            VALUE
---------------                                                     --------     --------     --------------
                  CORPORATE BONDS (CONTINUED)
                  FOOD & BEVERAGES (3.5%)
$       898,000   Canandaigua Wine Co., Inc.                        08/01/06        8.630%    $      951,880
        334,000   Fleming Companies, Inc.                           03/15/09        5.250            142,172
      1,000,000   Fleming Companies, Inc.+                          05/01/12        9.880            580,000
        898,000   Michael Foods, Inc.                               04/01/11       11.750            983,310
                                                                                              --------------
                  TOTAL FOOD & BEVERAGES                                                           2,657,362
                                                                                              --------------

                  HEALTH CARE (9.7%)
        500,000   Advanced Medical Optics, Inc.                     07/15/10        9.250            505,000
        334,000   Coventry Health Care, Inc.                        02/15/12        8.130            344,020
      1,347,000   HCA, Inc.                                         02/01/11        7.880          1,444,884
      1,334,000   Healthsouth Corp.                                 04/01/03        3.250          1,284,894
      1,000,000   Radiologix, Inc.                                  12/15/08       10.500            990,000
      1,334,000   Rotech Healthcare, Inc.+                          04/01/12        9.500          1,253,960
        668,000   Senior Housing Properties Trust                   01/15/12        8.630            654,640
      1,000,000   Ventas Realty LP                                  05/01/09        8.750            985,000
                                                                                              --------------
                  TOTAL HEALTH CARE                                                                7,462,398
                                                                                              --------------

                  MANUFACTURING (3.9%)
        583,000   Actuant Corp.                                     05/01/09       13.000            667,535
        500,000   Graphic Packaging Corp.                           02/15/12        8.630            518,750
      1,000,000   JLG Industries, Inc.                              06/15/12        8.380            720,000
      1,000,000   Lear Corp.                                        05/15/09        8.110          1,045,000
                                                                                              --------------
                  TOTAL MANUFACTURING                                                              2,951,285
                                                                                              --------------

                  MEDIA (13.1%)
      1,436,000   Adelphia Communications Corp.@                    03/01/07        9.880            473,880
      1,000,000   American Media Operations, Inc.                   05/01/09       10.250          1,032,500
        674,000   Canwest Media, Inc.                               05/15/11       10.630            717,810
        500,000   Corus Entertainment, Inc.                         03/01/12        8.750            512,500
      1,000,000   CSC Holdings, Inc.                                10/01/07       11.750            580,000
        990,000   Dex Media East LLC                                11/15/12       12.130          1,017,225
      1,000,000   Echostar DBS Corp.                                02/01/06        9.250          1,010,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       11

      PRINCIPAL                                                     MATURITY     INTEREST
       AMOUNT                                                         DATE         RATE            VALUE
---------------                                                     --------     --------     ---------------
                  CORPORATE BONDS (CONTINUED)
                  MEDIA (CONTINUED)
$     1,000,000   Insight Communications Co., Inc.^                 02/15/11       12.250%    $       380,000
      1,000,000   Insight Midwest LP                                11/01/10       10.500             865,000
        833,000   Mediacom Broadband LLC                            07/15/13       11.000             708,050
      1,000,000   Nexstar Finance Holdings LLC                      04/01/08       12.000           1,080,000
      1,668,000   Pegasus Satellite^                                03/01/07       13.500             417,000
      1,347,000   Quebecor Media, Inc.^                             07/15/11       13.750             508,493
        990,000   Renaissance Media Group, Inc.^                    04/15/08       10.000             732,600
                                                                                              ---------------
                  TOTAL MEDIA                                                                      10,035,058
                                                                                              ---------------

                  PAPER/ FOREST PRODUCTS (1.2%)
        898,000   Riverwood International Corp.                     04/01/08       10.880             911,470
                                                                                              ---------------

                  RECREATIONAL (8.1%)
      1,167,000   Alliance Gaming Corp.                             08/01/07       10.000           1,207,845
      1,859,000   AMC Entertainment, Inc.                           03/15/09        9.500           1,645,215
        500,000   Chumash Casino & Resort+                          07/15/10        9.000             523,750
        334,000   Mohegan Tribal Gaming Authority                   04/01/12        8.000             342,350
      1,167,000   Park Place Entertainment Corp.                    09/15/08        8.880           1,213,680
        334,000   Regal Cinemas, Inc.                               02/01/12        9.380             349,030
        990,000   Six Flags, Inc.                                   02/01/09        9.500             895,950
                                                                                              ---------------
                  TOTAL RECREATIONAL                                                                6,177,820
                                                                                              ---------------

                  RESTAURANTS/ LODGING (5.6%)
      1,000,000   HMH Properties LLC                                08/01/05        7.880             980,000
      1,796,000   La Quinta Properties, Inc.                        03/15/04        7.250           1,769,060
        334,000   RFS Partnership LP                                03/01/12        9.750             332,330
      1,347,000   Sbarro, Inc.                                      09/15/09       11.000           1,212,300
                                                                                              ---------------
                  TOTAL RESTAURANTS/ LODGING                                                        4,293,690
                                                                                              ---------------

                  RETAIL (3.4%)
        898,000   Finlay Enterprises, Inc.                          05/01/08        9.000             808,200
        898,000   Pantry, Inc.                                      10/15/07       10.250             727,380
      1,000,000   Rent-A-Center, Inc.                               08/15/08       11.000           1,060,000
                                                                                              ---------------
                  TOTAL RETAIL                                                                      2,595,580
                                                                                              ---------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       12

      PRINCIPAL                                                     MATURITY     INTEREST
       AMOUNT                                                         DATE         RATE            VALUE
---------------                                                     --------     --------     ---------------
                  CORPORATE BONDS (CONTINUED)
                  SERVICES (10.4%)
$     1,237,918   Alderwoods Group, Inc.                            01/02/07       11.000%    $     1,237,918
      1,925,000   Allied Waste Industries, Inc.                     08/01/09       10.000           1,855,219
        225,000   CB Browning Ferris                                09/15/35        7.400             164,250
        667,000   Coinmach Corp.                                    02/01/10        9.000             693,680
      1,347,000   Service Corp. International                       06/01/06        7.200           1,165,155
        990,000   Teekay Shipping Corp.                             02/01/08        8.320           1,014,750
      1,000,000   United Rentals, Inc.                              01/15/09        9.250             730,000
        898,000   Weight Watchers International, Inc.               10/01/09       13.000           1,014,740
         81,000   WMX Technologies, Inc.                            01/24/05        2.000              71,021
                                                                                              ---------------
                  TOTAL SERVICES                                                                    7,946,733
                                                                                              ---------------

                  TELECOMMUNICATIONS (3.1%)
      1,000,000   SBA Communications Corp.                          02/01/09       10.250             480,000
      2,000,000   US West Communications, Inc.                      11/01/04        7.200           1,860,000
                                                                                              ---------------
                  TOTAL TELECOMMUNICATIONS                                                          2,340,000
                                                                                              ---------------

                  TEXTILES (0.4%)
        334,000   Collins & Aikman Floorcoverings, Inc.             02/15/10        9.750             322,310
                                                                                              ---------------

                  UTILITIES/ POWER (8.5%)
      2,666,600   Calpine Canada Holdings, Ltd.                     05/01/08        8.500             866,645
        528,000   Indianapolis Power & Light                        08/01/07        7.380             520,271
        898,000   Kansas Gas & Electric Co.                         03/29/16        8.290             791,338
      1,000,000   Mirant Americas LLC                               05/01/31        9.130             390,000
      1,800,000   Orion Power Holdings, Inc.                        05/01/10       12.000           1,242,000
      1,000,000   PG&E National Energy Group#                       05/16/11       10.380             230,000
      1,334,000   Tennessee Gas Pipeline Co.                        06/15/32        8.380           1,207,270
      2,000,000   Williams Companies, Inc.+                         03/15/12        8.130           1,240,000
                                                                                              ---------------
                  TOTAL UTILITIES/ POWER                                                            6,487,524
                                                                                              ---------------
                  TOTAL CORPORATE BONDS (IDENTIFIED COST
                    $77,817,177)                                                                   70,144,112
                                                                                              ---------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       13

      PRINCIPAL                                                        MATURITY     INTEREST
       AMOUNT                                                            DATE         RATE            VALUE
---------------                                                        --------     --------     ---------------
                  WARRANTS, COMMON STOCK AND PREFERRED STOCKS (1.7%)
          5,000   CSC Holdings, Inc. (Preferred Stock)**                                         $       285,000
            898   Jostens, Inc. (Warrants)**##                                                            21,552
          1,291   TNP Enterprises, Inc. (Preferred Stock)**##                                            955,340
            976   TNP Enterprises, Inc. (Warrants)**##                                                    24,400
          2,020   Tribo Petroleum Corp. (Common Stock)**##                                                     -
                                                                                                 ---------------
                  TOTAL WARRANTS, COMMON STOCK AND PREFERRED STOCKS
                  (IDENTIFIED COST $1,456,409)                                                         1,286,292
                                                                                                 ---------------

                  REPURCHASE AGREEMENTS (6.4%)
$     2,400,000   Chase Securities, Inc. (Agreement dated 10/31/02
                  collateralized by $2,400,000 Treasury Bills
                  1.635%, due 3/13/03; $2,400,120 to be
                  received upon maturity)                              11/01/02        1.800%          2,400,000

      2,500,000   Greenwich Capital Markets (Agreement dated
                  10/31/02 collateralized by $2,500,000 Treasury
                  Bills 1.550%, due 11/29/02; $2,500,128  to
                  be received upon maturity)                           11/01/02        1.850           2,500,000
                                                                                                 ---------------
                  TOTAL REPURCHASE AGREEMENTS
                  (IDENTIFIED COST $4,900,000)                                                         4,900,000
                                                                                                 ---------------

TOTAL INVESTMENTS, (IDENTIFIED COST $84,173,586) (a)                                    99.8%    $    76,330,404
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                                           0.2             171,608
                                                                                    --------     ---------------
NET ASSETS                                                                             100.0%    $    76,502,012
                                                                                    ========     ===============

*    Private placement.

@    Defaulted security, placed in non-accrual status.

#    Defaulted security.

+    144A security.

^ Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

**   Non-income producing security.

##   Illiquid security.

(a) The aggregate cost for federal income tax purposes is $84,173,586 the aggregate gross unrealized appreciation is $2,059,489 and the aggregate gross unrealized depreciation is $9,902,671, resulting in net unrealized depreciation of $7,843,182.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002

ASSETS:
   Investments in securities, at value (Identified cost $84,173,586)          $    76,330,404
   Cash                                                                                43,133
   Receivables for:
     Interest                                                                       2,253,268
     Investments sold                                                                 338,012
     Contributions                                                                    105,000
     Due from administrator                                                            10,551
                                                                              ---------------
       TOTAL ASSETS                                                                79,080,368
                                                                              ---------------

LIABILITIES:
   Payables for:
     Investments purchased                                                          2,400,964
     Withdrawals                                                                      175,187
     Administrative fees                                                                2,205
                                                                              ---------------
       TOTAL LIABILITIES                                                            2,578,356
                                                                              ---------------
  NET ASSETS                                                                  $    76,502,012
                                                                              ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002

NET INVESTMENT INCOME:
   INCOME:
     Interest and other income                                                $     8,577,259
                                                                              ---------------

   EXPENSES:
   Expense payment fee                                                                362,787
   Administrative fees                                                                 27,290
                                                                              ---------------
     TOTAL EXPENSES                                                                   390,077
                                                                              ---------------
   NET INVESTMENT INCOME                                                            8,187,182
                                                                              ---------------

NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments                                               (12,247,642)
   Net change in unrealized appreciation (depreciation) on investments             (5,168,163)
                                                                              ---------------
       NET REALIZED AND UNREALIZED LOSS                                           (17,415,805)
                                                                              ---------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $    (9,228,623)
                                                                              ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE YEARS OCTOBER 31,
                                                                 ----------------------------
                                                                     2002            2001
                                                                 ------------    ------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income                                       $  8,187,182    $  7,114,798
     Net realized loss on investments                             (12,247,642)     (5,327,436)
     Net change in unrealized appreciation (depreciation) on
       investments                                                 (5,168,163)     (1,004,602)
                                                                 ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations                                                  (9,228,623)        782,760
                                                                 ------------    ------------
   Capital transactions:
     Proceeds from contributions                                   22,830,250      34,677,016
     Fair value of withdrawals                                    (13,095,942)     (8,636,361)
                                                                 ------------    ------------
     Net increase in net assets resulting from capital
       transactions                                                 9,734,308      26,040,655
                                                                 ------------    ------------
     Total increase in net assets                                     505,685      26,823,415

NET ASSETS:
   Beginning of year                                               75,996,327      49,172,912
                                                                 ------------    ------------
   END OF YEAR                                                   $ 76,502,012    $ 75,996,327
                                                                 ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                                           FOR THE PERIOD FROM
                                                                                              JUNE 23, 2000
                                                       FOR THE YEARS ENDED OCTOBER 31,       (COMMENCEMENT OF
                                                       -------------------------------        OPERATIONS) TO
                                                          2002                2001           OCTOBER 31, 2000
                                                       ----------           ----------     -------------------
Total return                                               (11.60)%               3.62%             (1.31)%

Ratios/Supplemental Data:
   Net assets, end of period (000's omitted)           $   76,502           $   75,996         $   49,173
   Ratio of expenses to average net assets1                  0.50%                0.50%              0.50%(2)
   Ratio of net investment income to average
     net assets                                             10.50%               10.62%              9.20%(2)
   Portfolio turnover rate                                     65%                 120%                25%

----------
(1)  Had the expense payment agreement not been in
     place, the ratio of expenses to average net
     assets would have been as follows:                      0.56%                0.65%              0.77%(2)

(2)  Annualized

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH High Yield Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on June 23, 2000. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio. On August 6, 2002, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". As of October 31, 2002, there were no Class I shares outstanding.

     The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

        Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Board of Trustees.

     B. ACCOUNTING FOR INVESTMENTS. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio.

     C. FEDERAL INCOME TAXES. The Portfolio is treated as a partnership for Federal Income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

2.   TRANSACTIONS WITH AFFILIATES.

     INVESTMENT ADVISORY FEES. The Portfolio has an investment advisor agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee calculated and paid monthly at an annual rate equivalent to 0.35% of the Portfolio's average daily net assets.

     ADMINISTRATIVE FEES. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a subadministration services agreement with BBH and Federated Services Company ("FSC") for which BBH and FSC receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the year ended October 31, 2002, the Portfolio incurred $27,290 for administrative services.

     CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. Custody fees were reduced by $1,580 as a result of an expense off set arrangement with the Portfolio's custodian.

     EXPENSE PAYMENT FEE. BBHTC pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.50% of the Portfolio's average daily net assets. For the year ended October 31, 2002, BBHTC incurred $413,210 in expenses, including investment advisory fees of $272,899 and custody fees of $76,143 on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by BBHTC thereunder equals the aggregate amount of expenses paid by BBHTC.

3. INVESTMENT TRANSACTIONS. For the year ended October 31, 2002, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $63,610,692 and $48,812,470 respectively.

4. CHANGE IN ACCOUNTING POLICY. The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies as revised, effective for its year beginning November 1, 2001. As required the Fund began amortizing premiums and discounts on debt securities using the effective yield method. Prior to this date the Fund amortized premiums and discounts on debt securities using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but as shown below resulted in a $13,005 decrease in unrealized appreciation and a corresponding increase in undistributed net investment income based on securities held as of October 31, 2001.

                   UNREALIZED                      UNDISTRIBUTED
                  APPRECIATION                 NET INVESTMENT INCOME
                  ------------                 ---------------------
                   (13,005)                          13,005

The effect of this change for the year ended October 31, 2002 was to make the following reclassifications:

                    INTEREST        NET REALIZED      UNREALIZED
                     INCOME             GAIN         APPRECIATION
                    --------        ------------     ------------
                    (104,942)          43,212           61,730

5. SUBSEQUENT EVENT. On November 12, 2002, the Portfolio liquidated through a distribution to its investors of each investor's prorata share of the Portfolio's cash and investment securities.

INDEPENDENT AUDITORS' REPORT

TRUSTEES AND INVESTORS
BBH HIGH YIELD FIXED INCOME PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of BBH High Yield Fixed Income Portfolio, including the portfolio of investments, as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from June 23, 2000 (commencement of operations) to October 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. Our procedures included confirmation of securities owned at October 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH High Yield Fixed Income Portfolio at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from June 23, 2000 (commencement of operations) to October 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 20, 2002

BBH HIGH YIELD FIXED INCOME FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The following investment management strategies and techniques have materially affected the Fund's performance for the fiscal year ended October 31, 2002.

The BBH High Yield Fixed Income Fund (the "Fund") under-performed the Merrill Lynch High Yield Master Index ("MLHYM Index")(1) in the 12-months ended October 31, 2002 by 6.11%. The 2002 fiscal year was characterized by the most significant volatility in the high yield markets on record(2). The quarter ending June 30, 2002 posted the worst market sell-off on record with (6.14%) return as large issuers continued a stream of bad news -- Worldcom and Qwest were downgraded to high yield, Xerox, Worldcom and Adelphia disclosed fraudulent dealings and Adelphia filed bankruptcy.

Underneath the negative headline environment, uncertainty towards economic recovery lingered throughout the reporting period coupled with increasing concerns over a conflict with Iraq. The speculative grade default rate increased through May 2002 and peaked at 10.60% (for the trailing 12-month period) then slowly retreated to 9.20%. Returns for the market during the same period did not follow the same pattern as the macro concerns overrode the later term default improvements putting total return for the market decidedly negative at (5.79%).

The Fund trailed the market returns primarily because of issuer specific difficulties in the volatile market environment. IT Group, Conseco and Pinnacle Holdings were three examples of holdings with significant negative price movements well below market movements thereby hurting performance. As the year progressed, the Fund moved slightly higher in average credit quality to capture what was relatively more attractive return potential for the prevailing risks.

As we begin the new fiscal year, the spreads to Treasurys in the high yield market stand at 974 basis points over Treasurys which is just off the record highs of 1,036 basis points set three weeks earlier. High yield and spread products generally benefit from tightening spreads in improving economic climates. We believe such embedded risk premiums at these spread levels provide a reasonable cushion to downward movements and create a favorably skewed expectation toward strong returns for this market in the coming year. In the short-term, the investment strategy of the Fund has been both to deploy cash balances into lower dollar priced/higher yielding names that should benefit more from improved market conditions as well as to increase the number of holdings. The Fund is positioned with over-weights in consumer sectors, services and utilities while we are seeking to increase the basic industry weighting.

----------
(1) MERRILL LYNCH HIGH YIELD MASTER INDEX: An unmanaged index comprised of publicly placed, non-convertible, coupon bearing domestic debt. Issues in the index are less than investment grade as rated by Standard & Poor's Ratings Group or Moody's Investors Services and must not be in default. Issues have a term to maturity of at least one year. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged, and investments cannot be made in an index.

(2) The Fund invests in high yield lower-rated securities which generally entail greater market, credit and liquidity risks than investment grade securities.

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

         GROWTH OF $10,000 INVESTED IN BBH HIGH YIELD FIXED INCOME FUND

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from June 23, 2000 to October 31, 2002 as compared to the MYLHYM Index.

[CHART]

             TOTAL RETURN
   --------------------------------
     ONE YEAR            INCEPTION
       ENDED            TO 10/31/02
    10/31/2002         (ANNUALIZED)
   --------------------------------
    (11.90%)(2)         (4.47%)(2)
   --------------------------------

(inception of Portfolio)

              HIGH YIELD FIXED INCOME FUND*      MYLHYM
 5/31/00                          $ 10,000      $ 10,000
 6/30/00                          $  9,914      $ 10,016
 7/31/00                          $ 10,027      $ 10,089
 8/31/00                          $ 10,124      $ 10,212
 9/30/00                          $ 10,100      $ 10,152
10/31/00                          $  9,860      $  9,854
11/30/00                          $  9,619      $  9,546
12/31/00                          $  9,823      $  9,753
 1/31/01                          $ 10,444      $ 10,334
 2/28/01                          $ 10,670      $ 10,497
 3/31/01                          $ 10,633      $ 10,358
 4/30/01                          $ 10,723      $ 10,245
 5/31/01                          $ 10,929      $ 10,442
 6/30/01                          $ 10,745      $ 10,227
 7/31/01                          $ 10,760      $ 10,386
 8/31/01                          $ 10,780      $ 10,487
 9/30/01                          $ 10,113      $  9,814
10/31/01                          $ 10,191      $ 10,103
11/30/01                          $ 10,312      $ 10,431
12/31/01                          $ 10,159      $ 10,358
 1/31/02                          $ 10,281      $ 10,416
 2/28/02                          $ 10,214      $ 10,315
 3/31/02                          $ 10,458      $ 10,560
 4/30/02                          $ 10,629      $ 10,728
 5/31/02                          $ 10,513      $ 10,670
 6/30/02                          $  9,886      $  9,912
 7/31/02                          $  9,297      $  9,517
 8/31/02                          $  9,341      $  9,755
 9/30/02                          $  9,198      $  9,599
10/31/02                          $  8,977      $  9,518

* net of fees and expenses

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, contact the Fund at 1-800-625-5759. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

----------
(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The MLHYM Index has been adjusted to reflect reinvestment of dividends on securities in the index. The MLHYM Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

(2) The BBH High Yield Fixed Income Fund commenced operations on April 15, 2002. Performance prior to April 15, 2002 is that of the the BBH High Yield Fixed Portfolio adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The Fund's performance from April 15, 2002 (commencement of operations) to October 31, 2002 was (14.69)%.

DIRECTORS, TRUSTEES AND OFFICERS OF BBH HIGH YIELD FIXED INCOME PORTFOLIO

(UNAUDITED)

Information about the Portfolio's Directors and Trustees appears below. Part B to the Registration Statement of BBH High Yield Fixed Income Portfolio includes additional information about the Portfolio's Directors and Trustees and is available upon request without charge through your financial advisor.

                                                                                                NUMBER OF
                                            TERM OF                                             FUNDS
                                            OFFICE#                                             IN FUND        OTHER
                                            AND                                                 COMPLEX        DIRECTORSHIPS
NAME,                      POSITION(S)      LENGTH                                              OVERSEEN       HELD BY
ADDRESS,                   HELD WITH        OF TIME   PRINCIPAL OCCUPATION(S)                   BY DIRECTOR/   DIRECTOR/
AND AGE                    CORPORATION      SERVED    DURING PAST 5 YEARS                       TRUSTEE^       TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
"INTERESTED"
DIRECTORS AND
TRUSTEES:

Joseph V. Shields Jr.*     Chairman of      Since     Managing Director, Chairman and           12             None
(aged 63) -                the Board,       1990      Chief Executive Officer of Shields &
Shields & Company,         Director and               Company (registered broker-dealer
140 Broadway,              Trustee                    and member of New York Stock
New York, NY 10005                                    Exchange); Chairman of Capital
                                                      Management Associates, Inc.
                                                      (registered investment adviser); Vice
                                                      Chairman and Trustee of New York
                                                      Racing Association; Director of
                                                      Flowers Industries, Inc. (diversified
                                                      food company).

"INDEPENDENT"
DIRECTORS AND
TRUSTEES:

Eugene P. Beard            Director and     Since     Vice Chairman - Finance/Operations        12             Director of
(aged 66) - The            Trustee          1993      and CFO (May 1995 - February 2000)                       Old Westbury
Interpublic Group of                                  and Special Advisor (March 2000 -                        Funds (5)
Companies, Inc.,                                      Present), The Interpublic Group of
20 Marshall Street,                                   Companies, Inc.
Suite 210,
S. Norwalk, CT 06854

Richard Carpenter          Director and     Since     Retired; Director of Investments,         12             None
(aged 68) -                Trustee          1999      Pennsylvania Public School
10820 North                                           Employees' Retirement System (until
La Quinta Drive,                                      December 1997).
Tucson, AZ 85737

                                       25

                                                                                                NUMBER OF
                                            TERM OF                                             FUNDS
                                            OFFICE#                                             IN FUND        OTHER
                                            AND                                                 COMPLEX        DIRECTORSHIPS
NAME,                      POSITION(S)      LENGTH                                              OVERSEEN       HELD BY
ADDRESS,                   HELD WITH        OF TIME   PRINCIPAL OCCUPATION(S)                   BY DIRECTOR/   DIRECTOR/
AND AGE                    CORPORATION      SERVED    DURING PAST 5 YEARS                       TRUSTEE^       TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
Clifford A. Clark (aged    Director and     Since     Retired.                                  12             None
71) - 42 Clowes Drive,     Trustee          1999
Falmouth, MA 02540

David P. Feldman           Director and     Since     Retired; Chairman and CEO of AT&T         12             Director of
(aged 62) -                Trustee          1990      Investment Management Corporation                        Dreyfus
3 Tall Oaks Drive,                                    (until May 1997); Director of Jeffrey                    Mutual Funds
Warren, NJ 07059                                      Co. (1992 to present); Director of                       (59 Funds)
                                                      QMED (1999 to present).

J. Angus Ivory (aged       Director and     Since     Retired; Director of Brown Brothers       12             None
69) - Greenway Farm,       Trustee          1999      Harriman Ltd. (subsidiary of Brown
Tockenham, Swindon,                                   Brothers Harriman & Co.) (until
Wiltshire, SN4 7PP                                    December 2001); Director of Old Daily
England                                               Equity Fund Saddlery (1992 to
                                                      present); Advisor, RAF Central Fund
                                                      (1992 to present).

Alan G. Lowy               Director and     Since     Private Investor.                         12             None
(aged 62) - 4111 Clear     Trustee          1993
Valley Drive,
Encino, CA 91436

Arthur D.                  Director and     Since     Retired; Executive Vice President and     12             None
Miltenberger (aged         Trustee          1992      Chief Financial Officer of Richard K.
63) - Richard K.                                      Mellon and Sons (private foundation
Mellon & Sons,                                        until June 1998); Vice President and
P.O.Box RKM,                                          Treasurer of Richard King Mellon
Ligonier, PA 15658                                    Foundation (until June 1998); Trustee,
                                                      R.K. Mellon Family Trusts (since
                                                      1981); General Partner, Mellon Family
                                                      Investment Company IV, V and VI;
                                                      Director of Aerostructures Corporation
                                                      (aircraft manufacturer) (since 1996).

                                       26

                                                                                                NUMBER OF
                                            TERM OF                                             FUNDS
                                            OFFICE#                                             IN FUND        OTHER
                                            AND                                                 COMPLEX        DIRECTORSHIPS
NAME,                      POSITION(S)      LENGTH                                              OVERSEEN       HELD BY
ADDRESS,                   HELD WITH        OF TIME   PRINCIPAL OCCUPATION(S)                   BY DIRECTOR/   DIRECTOR/
AND AGE                    CORPORATION      SERVED    DURING PAST 5 YEARS                       TRUSTEE^       TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
OFFICERS

Christopher H.A.           President        Since     President of BBH Common Settlement        N/A            N/A
Cecil** (aged 38) -                         2002      Fund, Inc., BBH Common Settlement
140 Broadway,                                         Fund II, Inc., BBH Fund, Inc. and the
New York, NY 10005                                    BBH Portfolios (since October 2002).
                                                      Managing Director of the Brown
                                                      Brothers Harriman Trust Co., LLC
                                                      (since January 2002), Proprietary
                                                      Products Unit (since October 2002),
                                                      Investment Management Services
                                                      (since October 2001).

Michael D. Martins         Vice President,  Since     Vice President, Treasurer, Principal      N/A            N/A
(aged 36) -                Treasurer,       2002      Accounting Officer and Principal
140 Broadway,              Principal                  Financial Officer of BBH Common
New York, NY 10005         Accounting                 Settlement Fund, Inc., BBH Common
                           Officer and                Settlement Fund II, Inc., BBH Fund,
                           Principal                  Inc. and the BBH Portfolios (since
                           Financial                  August 2002); Vice President (since
                           Officer                    April 2002) and Assistant Vice
                                                      President (since December 1996) of
                                                      BBH & Co.

Gail C. Jones (aged        Secretary        Since     Secretary of BBH Common Settlement        N/A            N/A
49) - 1001 Liberty                          2002      Fund, Inc., BBH Common Settlement
Avenue, Pittsburgh,                                   Fund II, Inc., BBH Fund, Inc. and the
PA 15222-3779                                         BBH Portfolios (since August 2002);
                                                      Counsel, ReedSmith, LLP
                                                      (since October 2002);
                                                      Corporate Counsel January 1997
                                                      to September 2002 and Vice
                                                      President January 1999 to
                                                      September 2002 of Federated
                                                      Services Company.

                                       27

                                                                                                NUMBER OF
                                            TERM OF                                             FUNDS
                                            OFFICE#                                             IN FUND        OTHER
                                            AND                                                 COMPLEX        DIRECTORSHIPS
NAME,                      POSITION(S)      LENGTH                                              OVERSEEN       HELD BY
ADDRESS,                   HELD WITH        OF TIME   PRINCIPAL OCCUPATION(S)                   BY DIRECTOR/   DIRECTOR/
AND AGE                    CORPORATION      SERVED    DURING PAST 5 YEARS                       TRUSTEE^       TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
Peter J. Germain           Vice President   Since     Vice President of BBH Common              N/A            N/A
(aged 43) -                                 2002      Settlement Fund, Inc., BBH Common
1001 Liberty Avenue,                                  Settlement Fund II, Inc., BBH Fund,
Pittsburgh, PA                                        Inc. and the BBH Portfolios (since
15222-3779                                            August 2002); Senior Vice President,
                                                      Federated Services Company (since
                                                      November 1997).

Judith J. Mackin           Vice President   Since     Vice President of BBH Common              N/A            N/A
(aged 42) -                                 2002      Settlement Fund, Inc., BBH Common
1001 Liberty Avenue,                                  Settlement Fund II, Inc., BBH Fund,
Pittsburgh, PA                                        Inc. and the BBH Portfolios (since
15222-3779                                            August 2002); Vice President of
                                                      Federated Services Company (since
                                                      November 1997).

Victor Siclari             Assistant        Since     Assistant Secretary of BBH Common         N/A            N/A
(aged 39) -                Secretary        2002      Settlement Fund, Inc., BBH Common
1001 Liberty Avenue,                                  Settlement Fund II, Inc., BBH Fund,
Pittsburgh, PA                                        Inc. and the BBH Portfolios (since
15222-3779                                            August 2002); Partner, ReedSmith, LLP
                                                      (since October 2002); Vice President
                                                      (March 1996 to September 2002) and
                                                      Senior Corporate Counsel (July 1998
                                                      to September 2002) of Federated
                                                      Investors, Inc.

Nancy D. Osborn            Assistant        Since     Assistant Secretary of BBH Common         N/A            N/A
(aged 36) -                Secretary        2002      Settlement Fund, Inc., BBH Common
140 Broadway,                                         Settlement Fund II, Inc., BBH Fund,
New York, NY 10005                                    Inc. and the BBH Portfolios (since
                                                      August 2002); Associate, BBH & Co.
                                                      (since April 1996).

                                       28

                                                                                                NUMBER OF
                                            TERM OF                                             FUNDS
                                            OFFICE#                                             IN FUND        OTHER
                                            AND                                                 COMPLEX        DIRECTORSHIPS
NAME,                      POSITION(S)      LENGTH                                              OVERSEEN       HELD BY
ADDRESS,                   HELD WITH        OF TIME   PRINCIPAL OCCUPATION(S)                   BY DIRECTOR/   DIRECTOR/
AND AGE                    CORPORATION      SERVED    DURING PAST 5 YEARS                       TRUSTEE^       TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
John C. Smith              Assistant        Since     Assistant Treasurer of BBH Common         N/A            N/A
(age 37) -                 Treasurer        2002      Settlement Fund, Inc., BBH Common
140 Broadway,                                         Settlement Fund II, Inc., BBH Fund,
New York, NY 10005                                    Inc. and the BBH Portfolios (since
                                                      August 2002); Assistant Vice
                                                      President (since September 2001),
                                                      Associate (September 2000- August
                                                      2001) and Senior Analyst (June 1999 -
                                                      August 2000) of BBH & Co.; Manager,
                                                      Fund Administration, State Street
                                                      Bank and Trust Company (June 1997 -
                                                      May 1999).

Gregory Lomakin            Assistant        Since     Assistant Treasurer of BBH Common         N/A            N/A
(aged 37) -                Treasurer        2002      Settlement Fund, Inc., BBH Common
140 Broadway,                                         Settlement Fund II, Inc., BBH Fund,
New York, NY 10005                                    Inc. and the BBH Portfolios (since
                                                      August 2002); Assistant Vice
                                                      President (since September 2001), and
                                                      Associate (May 1992-April 1998).

# Each Director and Trustee holds office until he or she attains the age of 70 (72, in the case of Directors and Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Portfolio's Declaration of Trust. All officers of the Portfolio hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Directors and Trustees to remove any officer in accordance with the Portfolio's By-laws).

^ The Fund complex consists of the Corporation, BBH Trust, BBH Common Settlement Fund, Inc., BBH Common Settlement Fund II, Inc., BBH U.S. Money Market Portfolio, BBH U.S. Equity Portfolio, BBH International Equity Portfolio, BBH European Equity Portfolio, BBH Pacific Basin Equity Portfolio, BBH High Yield Fixed Income Portfolio, BBH Broad Market Fixed Income Portfolio and BBH Global Equity Portfolio. The Corporation, which has eight series (including the Fund), and BBH Trust, which has four series, are each counted as one "fund" for purposes of this table.

* Mr. Shields is an "interested person" of the Corporation because of his affiliation with a registered broker-dealer. Effective November 8, 2002, Mr. Shields is no longer an "interested person" of the Corporation.

** Prior to November 8, 2002, Timothy J. Conelly served as President of the Corporation.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


                         [BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]

ANNUAL REPORT
OCTOBER 31, 2002

BBH PACIFIC BASIN EQUITY FUND

BBH PACIFIC BASIN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002

ASSETS:
   Investments in BBH Pacific Basin Equity Portfolio ("Portfolio"),
     at value                                                          $ 33,377,152
   Receivable for capital stock sold                                        313,418
                                                                       ------------
       TOTAL ASSETS                                                      33,690,570
                                                                       ------------

LIABILITIES:
   Payables for:
     Shareholder servicing/eligible institution fees                          6,651
     Professional fees                                                        5,547
     Administrative fees                                                      3,326
     Board of Directors' fees                                                 2,206
     Accounting fees                                                            667
     Accrued expenses and other liabilities                                  10,538
                                                                       ------------
       TOTAL LIABILITIES                                                     28,935
                                                                       ------------

NET ASSETS                                                             $ 33,661,635
                                                                       ============

Net Assets Consist of:
   Paid-in capital                                                     $ 79,244,639
   Distributions in excess of net investment income                      (1,343,274)
   Accumulated net realized loss on investments and foreign exchange
     transactions                                                       (40,776,913)
   Net unrealized depreciation on investments and
     foreign currency translations                                       (3,462,817)
                                                                       ------------

Net Assets                                                             $ 33,661,635
                                                                       ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
   ($33,661,635 DIVIDED BY 1,812,148 shares)                           $      18.58
                                                                       ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002

NET INVESTMENT LOSS:
   NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
     Dividends (net of foreign withholding taxes of $38,636)          $     292,759
     Other income                                                           103,024
     Expenses                                                              (370,390)
                                                                      -------------
       NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO                        25,393
                                                                      -------------

   FUND EXPENSES:
     Shareholder servicing/eligible institution fees                         88,095
     Administrative fees                                                     44,047
     Registration fees                                                       20,634
     Professional fees                                                       19,562
     Transfer agent fees                                                     13,246
     Accounting fees                                                          8,000
     Board of Directors' fees                                                 7,765
     Miscellaneous expenses                                                  15,274
                                                                      -------------
       TOTAL EXPENSES                                                       216,623
                                                                      -------------
   NET INVESTMENT LOSS                                                     (191,230)
                                                                      -------------

NET REALIZED AND UNREALIZED LOSS ALLOCATED FROM PORTFOLIO:
   Net realized loss on investments allocated from Portfolio            (10,397,960)
   Net realized loss on foreign exchange transactions allocated
     from Portfolio                                                        (138,008)
                                                                      -------------
     Net realized loss allocated from Portfolio                         (10,535,968)
                                                                      -------------
   Net change in unrealized appreciation (depreciation) on
     investments                                                          5,526,672
   Net change in unrealized appreciation (depreciation) on
     foreign currency translations                                           28,253
                                                                      -------------
     Net change in unrealized appreciation (depreciation)                 5,554,925
                                                                      -------------
       NET REALIZED AND UNREALIZED LOSS ALLOCATED FROM PORTFOLIO         (4,981,043)
                                                                      -------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  (5,172,273)
                                                                      =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE YEARS ENDED OCTOBER 31,
                                                                  -------------------------------
                                                                       2002              2001
                                                                  -------------     -------------
DECREASE IN NET ASSETS:
   Operations:
     Net investment loss                                          $    (191,230)    $    (497,066)
     Net realized loss on investments and foreign exchange
       transactions allocated from Portfolio                        (10,535,968)       (9,700,545)
     Net change in unrealized appreciation (depreciation) on
       investments and foreign currency translations
       allocated from Portfolio                                       5,554,925       (16,681,989)
                                                                  -------------     -------------
     Net decrease in net assets resulting from
       operations                                                    (5,172,273)      (26,879,600)
                                                                  -------------     -------------

   Dividends in excess of net investment income                               -        (1,982,220)
                                                                  -------------     -------------

   Capital stock transactions:
     Net proceeds from sales of capital stock                        25,188,376       120,493,859
     Net asset value of capital stock issued to shareholders in
       reinvestment of distributions                                          -           738,386
     Net cost of capital stock redeemed                             (27,328,730)     (140,507,344)
                                                                  -------------     -------------
       Net decrease in net assets resulting from capital stock
         transactions                                                (2,140,354)      (19,275,099)
                                                                  -------------     -------------
       Total decrease in net assets                                  (7,312,627)      (48,136,919)

NET ASSETS:
   Beginning of year                                                 40,974,262        89,111,181
                                                                  -------------     -------------
   END OF YEAR (including distributions in excess of net
     income of $1,343,274 and $2,161,113, respectively)           $  33,661,635     $  40,974,262
                                                                  =============     =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                              FOR THE YEARS ENDED OCTOBER 31,
                                            --------------------------------------------------------------------
                                               2002          2001           2000            1999          1998
                                            --------       --------       --------        --------      --------
Net asset value, beginning of year          $  21.76       $  35.47       $  38.77        $  20.31      $  24.52
Income from investment operations:
   Net investment loss                         (0.12)(1)      (0.23)(1)      (0.31)(1)       (0.17)(1)     (0.20)
   Net realized and unrealized gain (loss)
     allocated from Portfolio                  (3.06)        (12.55)         (0.89)          18.63         (2.39)

Less dividends and distributions:
   From net investment income                      -              -              -               -         (0.52)
   In excess of net investment income              -          (0.93)         (2.10)              -         (1.10)
                                            --------       --------       --------        --------      --------
Net asset value, end of year                $  18.58       $  21.76       $  35.47        $  38.77      $  20.31
                                            ========       ========       ========        ========      ========
Total return                                  (14.61)%       (36.88)%        (3.81)%         90.89%       (10.78)%

Ratios/Supplemental data:
   Net assets, end of year
     (000's omitted)                        $ 33,662       $ 40,974       $ 89,111        $ 80,411      $ 32,630
   Expenses as a percentage of
     average net assets:
     Expenses paid by Fund                      1.67%(2)       1.56%(2)       1.47%(2)        1.39%         1.44%
     Expense offset arrangement                 0.02%          0.06%          0.01%           0.00%         0.18%
                                            --------       --------       --------        --------      --------
       Total expenses                           1.69%          1.62%          1.48%           1.39%         1.62%
   Ratio of net investment
     loss to average
     net assets                                (0.54)%        (0.79)%        (0.70)%         (0.58)%       (0.73)%
   Portfolio turnover rate                        38%(3)         40%(3)         76%(3)          97%           91%

----------
(1) Calculated using average shares outstanding for the year.

(2) Includes the Fund's share of expenses paid by the Portfolio net of expense offset arrangement.

(3) Portfolio turnover rate is that of the Portfolio in which the Fund invests.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Pacific Basin Equity Fund, formerly The 59 Wall Street Pacific Basin Equity Fund, (the "Fund") is a separate non-diversified series of BBH Fund, Inc., formerly The 59 Wall Street Fund, Inc., (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 19, 1990. The Fund commenced operations on November 1, 1990.

   The Fund invests all of its investable assets in the BBH Pacific Basin Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99% at October 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. The Fund records its investment in the Portfolio at fair value. Valuation of investments by the Portfolio is discussed in
      Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. INVESTMENT INCOME AND EXPENSES. The Fund records its share of income, expenses, realized and unrealized gain and loss each day. In addition, the Fund accrues its own expenses.

   C. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

   D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

2. TRANSACTIONS WITH AFFILIATES.

   ADMINISTRATIVE FEES. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Brown Brothers Harriman ("BBH") and Federated Services Company ("FSC") for which BBH and FSC receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the year ended October 31, 2002, the Fund incurred $44,047 for administrative services.

   SHAREHOLDER SERVICING/ ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended October 31, 2002, the fund incurred $88,095 for such services.

   ACCOUNTING FEES. The Corporation has an accounting agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended October 31, 2002, the Fund incurred $8,000 for such services.

   BOARD OF DIRECTORS' FEES. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2002, the Fund incurred $7,765 for these fees.

3. INVESTMENT TRANSACTIONS. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

4. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions shares of capital stock were as follows:

                                                            FOR THE           FOR THE
                                                          YEAR ENDED        YEAR ENDED
                                                       OCTOBER 31, 2002   OCTOBER 31, 2001
                                                       ----------------   ----------------
   Capital stock sold                                       1,232,230          4,127,656
   Capital stock issued in connection with
     reinvestment of dividends                                      -             23,183
   Capital stock redeemed                                  (1,303,161)        (4,779,727)
                                                         ------------       ------------
   Net decrease                                               (70,931)          (628,888)
                                                         ============       ============

5. FEDERAL INCOME TAX STATUS. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryforward of $20,486,128, $9,981,233, and $11,684,593, which may be applied against any net taxable realized gain of each succeeding year until earlier of its utilization or expiration on October 31, 2006, October 31, 2009 and on October 31, 2010, respectively.

6. SUBSEQUENT EVENT. On November 5, the Fund received its prorata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to November 5, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND SHAREHOLDER
BBH PACIFIC BASIN EQUITY FUND (A SERIES OF BBH FUND, INC.):

We have audited the accompanying statement of assets and liabilities of BBH Pacific Basin Equity Fund, formerly The 59 Wall Street Pacific Basin Equity Fund (a series of BBH Fund, Inc., formerly The 59 Wall Street Fund Inc.), as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Pacific Basin Equity Fund at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 20, 2002

BBH PACIFIC BASIN EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

   SHARES                                                                   VALUE
   ------                                                                   -----
             COMMON STOCKS (94.1%)
             AUSTRALIA (10.0%)
             FINANCE
   76,400    National Australia Bank, Ltd.                              $  1,457,225
                                                                        ------------

             HEALTH CARE
  277,818    Ansell, Ltd.*                                                 1,090,018
                                                                        ------------

             MATERIALS
  145,100    BHP Billiton, Ltd.                                              780,270
   29,020    BHP Steel, Ltd.                                                  47,992
                                                                        ------------
                                                                             828,262
                                                                        ------------
             TOTAL AUSTRALIA                                               3,375,505
                                                                        ------------

             HONG KONG (7.7%)
             CONSUMER DISCRETIONARY
1,910,000    Brilliance China Automotive Holdings, Ltd.                      227,750
  400,800    Li & Fung, Ltd.                                                 395,694
                                                                        ------------
                                                                             623,444
                                                                        ------------

             CONSUMER STAPLES
  136,390    Asia Foods, Ltd.#+                                              109,112
                                                                        ------------

             ENERGY
  234,000    CNOOC, Ltd.                                                     291,024
                                                                        ------------

             FINANCE
   79,000    Sun Hung Kai Properties, Ltd.                                   492,272
                                                                        ------------

             INDUSTRIALS
   76,440    Hutchison Whampoa, Ltd.                                         470,439
                                                                        ------------

             TELECOMMUNICATIONS
  146,300    China Mobile (Hong Kong), Ltd.*                                 360,153
                                                                        ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        9

   SHARES                                                                   VALUE
   ------                                                                   -----
             UTILITIES
   62,000    CLP Holdings, Ltd.                                         $    251,200
                                                                        ------------
             TOTAL HONG KONG                                               2,597,644
                                                                        ------------

             INDIA (1.8%)
             INFORMATION TECHNOLOGY
    8,305    Infosys Technologies, Ltd. ADR                                  594,223
                                                                        ------------
             TOTAL INDIA                                                     594,223
                                                                        ------------

             JAPAN (70.0%)
             CONSUMER DISCRETIONARY
   25,000    Ito-Yokado Co., Ltd.                                            778,163
   69,000    Matsushita Electric Industrial Co., Ltd.                        721,907
    9,600    Nintendo Co., Ltd.                                              923,039
  142,000    Nissan Motor Co., Ltd.                                        1,088,792
   12,200    Oriental Land Co., Ltd.                                         699,841
   26,800    Sony Corp.                                                    1,150,833
   53,500    Toyota Motor Corp.                                            1,299,083
   67,000    Wacoal Corp.                                                    566,136
                                                                        ------------
                                                                           7,227,794
                                                                        ------------
             CONSUMER STAPLES
   38,000    Kao Corp.                                                       866,979
   86,000    Kirin Brewery Co., Ltd.                                         531,171
   67,000    Shiseido Co., Ltd.                                              743,565
                                                                        ------------
                                                                           2,141,715
                                                                        ------------
             FINANCE
   43,000    Credit Saison Co., Ltd.                                         847,912
       57    Mitsubishi Tokyo Financial Group, Inc.                          371,098
      171    Mizuho Holdings, Inc.                                           259,165
    8,680    Orix Corp.                                                      490,140
  167,000    Sumitomo Mitsui Banking Corp.                                   689,908
                                                                        ------------
                                                                           2,658,223
                                                                        ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       10

   SHARES                                                                   VALUE
   ------                                                                   -----
             HEALTH CARE
   47,700    Eisai Co., Ltd.                                            $  1,028,042
   29,000    Takeda Chemical Industries, Ltd.                              1,202,771
                                                                        ------------
                                                                           2,230,813
                                                                        ------------
             INDUSTRIALS
   62,000    Dai Nippon Printing Co., Ltd.                                   632,504
   96,000    Mitsubishi Heavy Industries, Ltd.                               203,382
  171,000    Nippon Express Co., Ltd.                                        696,680
    3,800    SMC Corp.                                                       300,346
  157,000    Sumitomo Corp.                                                  679,299
  147,000    Tokyu Corp.                                                     515,054
                                                                        ------------
                                                                           3,027,265
                                                                        ------------
             INFORMATION TECHNOLOGY
   27,000    Canon, Inc.                                                     994,418
   19,100    CSK Corp.                                                       461,450
   18,000    Hoya Corp.                                                    1,233,490
   96,000    NEC Corp.                                                       352,007
                                                                        ------------
                                                                           3,041,365
                                                                        ------------
             MATERIALS
  223,000    Mitsubishi Materials Corp.*                                     239,853
   23,900    Shin-Etsu Chemical Co., Ltd.                                    736,134
  171,000    Sumitomo Chemical Co., Ltd.                                     511,363
                                                                        ------------
                                                                           1,487,350
                                                                        ------------
             TELECOMMUNICATIONS
       71    Nippon Telegraph & Telephone Corp.                              259,760
      382    NTT Docomo, Inc.                                                703,459
                                                                        ------------
                                                                             963,219
                                                                        ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       11

   SHARES                                                                   VALUE
   ------                                                                   -----
             UTILITIES
   28,600    Tokyo Electric Power Co., Inc.                             $    527,839
   95,000    Tokyo Gas Co., Ltd.                                             277,123
                                                                        ------------
                                                                             804,962
                                                                        ------------
             TOTAL JAPAN                                                  23,582,706
                                                                        ------------

             SINGAPORE (3.3%)
             FINANCE
  458,220    Capitaland, Ltd.                                                331,931
   95,450    Oversea-Chinese Banking Corp., Ltd.                             561,788
                                                                        ------------
                                                                             893,719
                                                                        ------------
             TELECOMMUNICATIONS
  274,000    Singapore Telecommunications, Ltd.                              223,294
                                                                        ------------
             TOTAL SINGAPORE                                               1,117,013
                                                                        ------------
             SOUTH KOREA (1.3%)
             MATERIALS
   18,140    Pohang Iron & Steel Co., Ltd. (POSCO) ADR                       419,578
                                                                        ------------
             TOTAL SOUTH KOREA                                               419,578
                                                                        ------------
TOTAL INVESTMENTS, (IDENTIFIED COST $38,810,960)(a)            94.1%    $ 31,686,669
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                  5.9        2,002,928
                                                              -----     ------------
NET ASSETS                                                    100.0%    $ 33,689,597
                                                              =====     ============

*   Non-income producing security.

# Restricted security - Total market value of the restricted security owned at October 31, 2002 was $109,112 or 0.3% of net assets. Acquired on December 13, 1999 at a cost of $220,952.

+   Illiquid security.

(a) The aggregate cost for federal income tax purposes is $40,765,715, the aggregate gross unrealized appreciation is $2,370,142, and the aggregate gross unrealized depreciation is $11,449,188, resulting in net unrealized depreciation of $9,079,046.

ADR - American Depositary Receipt.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002

ASSETS:
Investments in securities, at value (identified cost $38,810,960)       $ 31,686,669
Cash                                                                       3,009,496
Receivables for:
   Contributions                                                             313,416
   Dividends                                                                  80,291
                                                                        ------------
       TOTAL ASSETS                                                       35,089,872
                                                                        ------------

LIABILITIES:
   Payables for:
     Withdrawals                                                           1,371,405
     Investment advisory fees                                                 18,804
     Custody fees                                                              4,602
     Professional fees                                                         2,258
     Board of Trustees' fees                                                   2,194
     Administrative fees                                                       1,012
                                                                        ------------
       TOTAL LIABILITIES                                                   1,400,275
                                                                        ------------

NET ASSETS                                                              $ 33,689,597
                                                                        ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002

NET INVESTMENT INCOME:
   INCOME:
     Dividends (net of foreign withholding taxes of $42,681)            $    328,623
     Other income                                                            105,097
                                                                        ------------
       TOTAL INCOME                                                          433,720
                                                                        ------------

   EXPENSES:
     Investment advisory fees                                                261,782
     Custody fees                                                             88,520
     Professional fees                                                        38,675
     Administrative fees                                                      14,095
     Board of Trustees' fees                                                   7,613
     Miscellaneous expenses                                                    3,172
                                                                        ------------
       TOTAL EXPENSES                                                        413,857
       Fees paid indirectly                                                   (6,450)
                                                                        ------------
       NET EXPENSES                                                          407,407
                                                                        ------------
   NET INVESTMENT INCOME                                                      26,313
                                                                        ------------

NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments                                      (14,139,802)
   Net realized loss on foreign exchange transactions                       (152,641)
                                                                        ------------
     Net realized loss                                                   (14,292,443)
                                                                        ------------
   Net change in unrealized appreciation (depreciation) on investments     8,486,454
   Net change in unrealized appreciation (depreciation) on foreign
     currency translations                                                   109,352
                                                                        ------------
     Net change in unrealized appreciation (depreciation)                  8,595,806
                                                                        ------------
       NET REALIZED AND UNREALIZED LOSS                                   (5,696,637)
                                                                        ------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ (5,670,324)
                                                                        ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE YEARS ENDED OCTOBER 31,
                                                       -------------------------------
                                                            2002             2001
                                                       -------------     -------------
DECREASE IN NET ASSETS:
   Operations:
     Net investment income (loss)                      $      26,313     $    (213,217)
     Net realized loss on investments and foreign
       exchange transactions                             (14,292,443)      (16,531,097)
     Net change in unrealized appreciation
       (depreciation) on investments and foreign
       currency translations                               8,595,806       (19,287,201)
                                                       -------------     -------------
     Net decrease in net assets resulting from
       operations                                         (5,670,324)      (36,031,515)
                                                       -------------     -------------

   Capital transactions:
     Proceeds from contributions                          28,752,141       122,690,096
     Fair value of withdrawals                           (38,985,926)     (156,623,599)
                                                       -------------     -------------
       Net decrease in net assets resulting from
         capital transactions                            (10,233,785)      (33,933,503)
                                                       -------------     -------------
       Total decrease in net assets                      (15,904,109)      (69,965,018)

NET ASSETS:
   Beginning of year                                      49,593,706       119,558,724
                                                       -------------     -------------
   END OF YEAR                                         $  33,689,597     $  49,593,706
                                                       =============     =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                          FOR THE YEARS ENDED OCTOBER 31,
                                                         --------------------------------
                                                           2002        2001        2000
                                                         --------    --------   ---------
Total return                                               (14.05)%    (36.65)%     (3.40)%
Ratios/Supplemental Data:
   Net assets, end of year (000's omitted)               $ 33,690    $ 49,594   $ 119,559
   Expenses as a percentage of average net assets:
     Expenses paid by Portfolio                              1.01%       1.01%       0.95%
     Expense offset arrangemment                             0.02%       0.06%       0.01%
                                                         --------    --------   ---------
       Total Expenses                                        1.03%       1.07%       0.96%
                                                         ========    ========   =========
   Ratio of net investment income (loss) to average
     net assets                                              0.07%      (0.26)%     (0.18)%
   Portfolio turnover rate                                     38%         40%         76%

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Pacific Basin Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

   The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market;
      (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

   B. FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

   C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

   D. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

   E. FEDERAL INCOME TAXES. The Portfolio will be treated as a partnership for federal Income purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the year ended October 31, 2002, the Portfolio incurred $261,782 for advisory services.

   ADMINISTRATIVE FEES. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with BBH and Federated Services Company ("FSC") for which BBH and FSC receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the year ended October 31, 2002, the Portfolio incurred $14,095 for administrative services.

   CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended October 31, 2002, the Portfolio incurred $88,520 for custody services. These fees were reduced by $6,450 as a result of an expense offset arrangement with the Portfolio's custodian.

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the year ended October 31, 2002, the Portfolio incurred $7,613 for the Trustee fees.

3. INVESTMENT TRANSACTIONS. For the year ended October 31, 2002, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $15,213,456 and $27,581,343, respectively. There were no purchases or sales of U.S. government obligations during the period.

4. SUBSEQUENT EVENT. On November 5, 2002, the Portfolio liquidated through a distribution to its investors of each investor's prorata share of the Portfolio's cash and investment securities.

INDEPENDENT AUDITORS' REPORT

TRUSTEES AND INVESTORS
BBH PACIFIC BASIN EQUITY PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of BBH Pacific Basin Equity Portfolio, including the portfolio of investments, as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. Our procedures included confirmation of securities owned at October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Pacific Basin Equity Portfolio at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 20, 2002

BBH PACIFIC BASIN EQUITY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The equity markets of the Pacific Basin experienced another volatile year.(1) As the fiscal year began, Asia ex-Japan enjoyed a post- September 11th relief rally, while the Japanese market continued to decline on further evidence of a recession. In early February, however, the patterns reversed as investor attention shifted again to Japan. A government-induced rally began that month, fueled by public pension plan buying and an abrupt change in short-selling rules. The rally was further supported by genuine buying of equities when it appeared that export demand was sufficient to pull Japan out of recession. From its early February low, the Japanese market rallied over 20% in local currency terms. As the year progressed, however, it became clear that not only would the export-led recovery be short-lived, but that the problems facing the banking system were increasing. The Japanese equity market gave back all of its earlier gains and recorded an 18-year low by early October 2002. Over the course of the fiscal year, the MSCI Pacific Basin Index ("MSCI-PAC")(2), measured in U.S. dollars, declined 11.6%.

The return generated by the BBH Pacific Basin Equity Fund (the "Fund") lagged modestly behind the benchmark. The Fund was slightly underweight in Japan at the time of the rally, but stock selection within the market throughout the year has remained defensive, underweight in banks and focused on companies whose earnings are improving as a result of restructuring and cost-cutting. Elsewhere in Asia, however, the Fund's performance was penalized by a premature increase in Financial and Property issues.

Global demand has clearly slowed in recent months, but steps taken by both the Federal Reserve Board and the European Central Bank since the end of the fiscal year should produce moderate, albeit sub-par, economic growth in the new year. Assuming an extended war with Iraq does not occur, we would expect Asian economies to benefit and their equity markets to improve. Likewise, Japanese export-oriented companies should benefit from economic growth abroad and a moderately weaker yen. Within Japan, the outlook for the economy and for the stock market depends heavily on the government's ability to reflate the economy and improve the health of the banking system. We are encouraged by recent Cabinet changes and proposals that indicate a greater commitment to change than ever before, but political obstacles remain.

----------
(1) International investing involves special risks including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.

(2) MSCI PACIFIC BASIN INDEX: An unmanaged, market value-weighted average of the performance securities listed on the stock exchanges of 13 countries in the Pacific and Asian regions. The index is unmanaged, and investments cannot be made in an index.

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

           GROWTH OF $10,000 INVESTED IN BBH PACIFIC BASIN EQUITY FUND

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from November 1, 1990 to October 31, 2002 as compared to the MSCI-PAC.

[CHART]

                 TOTAL RETURN
---------------------------------------------
ONE YEAR          FIVE YEARS      INCEPTION
  ENDED             ENDED        TO 10/31/02
10/31/02           10/31/02      (ANNUALIZED)
---------------------------------------------
(14.61)%           (2.44)%          1.70%
---------------------------------------------

(inception of Portfolio)

           PACIFIC BASIN EQUITY FUND*      MSCI-PAC
10/31/90                     $ 10,000      $ 10,000
11/30/90                     $  9,368      $  8,891
12/31/90                     $  9,580      $  9,269
 1/31/91                     $  9,940      $  9,559
 2/28/91                     $ 10,820      $ 10,737
 3/31/91                     $ 10,912      $ 10,152
 4/30/91                     $ 11,312      $ 10,413
 5/31/91                     $ 11,308      $ 10,372
 6/30/91                     $ 11,008      $  9,695
 7/31/91                     $ 11,296      $ 10,021
 8/31/91                     $ 10,656      $  9,513
 9/30/91                     $ 10,936      $ 10,262
10/31/91                     $ 11,060      $ 10,698
11/30/91                     $ 10,612      $ 10,010
12/31/91                     $ 10,886      $ 10,317
 1/31/92                     $ 11,095      $  9,917
 2/29/92                     $ 10,927      $  9,223
 3/31/92                     $ 10,457      $  8,346
 4/30/92                     $ 10,776      $  7,963
 5/31/92                     $ 11,487      $  8,584
 6/30/92                     $ 11,013      $  7,909
 7/31/92                     $ 10,326      $  7,799
 8/31/92                     $ 11,140      $  8,868
 9/30/92                     $ 10,760      $  8,664
10/31/92                     $ 11,254      $  8,359
11/30/92                     $ 11,393      $  8,516
12/31/92                     $ 11,556      $  8,419
 1/31/93                     $ 11,437      $  8,403
 2/28/93                     $ 11,899      $  8,810
 3/31/93                     $ 12,377      $  9,875
 4/30/93                     $ 13,288      $ 11,448
 5/31/93                     $ 13,914      $ 11,781
 6/30/93                     $ 13,470      $ 11,588
 7/31/93                     $ 13,584      $ 12,273
 8/31/93                     $ 14,469      $ 12,636
 9/30/93                     $ 14,787      $ 12,163
10/31/93                     $ 16,883      $ 12,434
11/30/93                     $ 16,744      $ 10,679
12/31/93                     $ 20,211      $ 11,424
 1/31/94                     $ 19,470      $ 12,746
 2/28/94                     $ 18,493      $ 13,075
 3/31/94                     $ 16,892      $ 12,353
 4/30/94                     $ 17,103      $ 12,887
 5/31/94                     $ 17,239      $ 13,194
 6/30/94                     $ 16,656      $ 13,625
 7/31/94                     $ 17,261      $ 13,333
 8/31/94                     $ 17,831      $ 13,565
 9/30/94                     $ 17,524      $ 13,225
10/31/94                     $ 17,471      $ 13,560
11/30/94                     $ 16,086      $ 12,803
12/31/94                     $ 15,866      $ 12,889
 1/31/95                     $ 14,293      $ 12,075
 2/28/95                     $ 14,576      $ 11,776
 3/31/95                     $ 15,124      $ 12,680
 4/30/95                     $ 15,067      $ 13,219
 5/31/95                     $ 15,704      $ 12,691
 6/30/95                     $ 15,464      $ 12,153
 7/31/95                     $ 16,201      $ 13,029
 8/31/95                     $ 15,893      $ 12,538
 9/30/95                     $ 15,992      $ 12,654
10/31/95                     $ 15,616      $ 12,039
11/30/95                     $ 15,574      $ 12,631
12/31/95                     $ 16,421      $ 13,248
 1/31/96                     $ 17,197      $ 13,270
 2/29/96                     $ 16,924      $ 13,120
 3/31/96                     $ 17,399      $ 13,523
 4/30/96                     $ 18,317      $ 14,211
 5/31/96                     $ 17,956      $ 13,595
 6/30/96                     $ 17,885      $ 13,597
 7/31/96                     $ 17,000      $ 12,973
 8/31/96                     $ 16,530      $ 12,631
 9/30/96                     $ 16,978      $ 13,043
10/31/96                     $ 16,497      $ 12,438
11/30/96                     $ 16,760      $ 12,776
12/31/96                     $ 16,304      $ 12,111
 1/31/97                     $ 15,440      $ 11,092
 2/28/97                     $ 15,672      $ 11,323
 3/31/97                     $ 15,033      $ 10,908
 4/30/97                     $ 15,191      $ 11,135
 5/31/97                     $ 16,762      $ 12,224
 6/30/97                     $ 17,576      $ 12,981
 7/31/97                     $ 17,547      $ 12,670
 8/31/97                     $ 15,220      $ 11,414
 9/30/97                     $ 15,287      $ 11,370
10/31/97                     $ 13,853      $  9,989
11/30/97                     $ 13,468      $  9,439
12/31/97                     $ 13,023      $  9,024
 1/31/98                     $ 13,364      $  9,513
 2/28/98                     $ 13,406      $  9,854
 3/31/98                     $ 13,102      $  9,311
 4/30/98                     $ 13,053      $  9,126
 5/31/98                     $ 13,138      $  8,506
 6/30/98                     $ 13,017      $  8,489
 7/31/98                     $ 13,991      $  8,341
 8/31/98                     $ 12,834      $  7,355
 9/30/98                     $ 12,456      $  7,330
10/31/98                     $ 12,371      $  8,599
11/30/98                     $ 13,796      $  8,994
12/31/98                     $ 13,662      $  9,244
 1/31/99                     $ 14,210      $  9,311
 2/28/99                     $ 14,271      $  9,129
 3/31/99                     $ 16,330      $ 10,279
 4/30/99                     $ 17,749      $ 10,966
 5/31/99                     $ 17,487      $ 10,312
 6/30/99                     $ 20,405      $ 11,260
 7/31/99                     $ 22,013      $ 12,117
 8/31/99                     $ 22,531      $ 11,994
 9/30/99                     $ 23,140      $ 12,547
10/31/99                     $ 23,615      $ 13,032
11/30/99                     $ 26,125      $ 13,679
12/31/99                     $ 30,269      $ 14,572
 1/31/00                     $ 29,687      $ 13,868
 2/29/00                     $ 30,404      $ 13,565
 3/31/00                     $ 31,275      $ 14,506
 4/30/00                     $ 28,176      $ 13,498
 5/31/00                     $ 26,639      $ 12,714
 6/30/00                     $ 29,079      $ 13,694
 7/31/00                     $ 25,634      $ 12,390
 8/31/00                     $ 27,075      $ 13,064
 9/30/00                     $ 25,039      $ 12,376
10/31/00                     $ 22,715      $ 11,665
11/30/00                     $ 21,729      $ 11,259
12/31/00                     $ 20,242      $ 10,816
 1/31/01                     $ 20,255      $ 10,783
 2/28/01                     $ 19,171      $ 10,323
 3/31/01                     $ 17,909      $  9,829
 4/30/01                     $ 19,108      $ 10,476
 5/31/01                     $ 19,174      $ 10,437
 6/30/01                     $ 18,265      $  9,937
 7/31/01                     $ 16,525      $  9,293
 8/31/01                     $ 15,959      $  9,073
 9/30/01                     $ 14,160      $  8,120
10/31/01                     $ 14,338      $  8,205
11/30/01                     $ 14,648      $  8,440
12/31/01                     $ 14,015      $  8,067
 1/31/02                     $ 13,178      $  7,619
 2/28/02                     $ 13,593      $  7,823
 3/31/02                     $ 14,575      $  8,245
 4/30/02                     $ 15,056      $  8,614
 5/31/02                     $ 15,622      $  9,066
 6/30/02                     $ 14,891      $  8,592
 7/31/02                     $ 13,725      $  8,013
 8/31/02                     $ 13,567      $  7,955
 9/30/02                     $ 12,711      $  7,559
10/31/02                     $ 12,243      $  7,257

*net of fees and expenses

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, contact the Fund at 1-800-625-5759. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

----------
(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-PAC has been adjusted to reflect reinvestment of dividends on securities in the index. The MSCI-PAC is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

DIRECTORS, TRUSTEES AND OFFICERS OF BBH PACIFIC BASIN FIXED INCOME PORTFOLIO

(UNAUDITED)

Information about the Portfolio's Directors and Trustees appears below. Part B to the Registration Statement of BBH Pacific Basin Equity Portfolio includes additional information about the Portfolio's Directors and Trustees and is available upon request without charge through your financial advisor.

                                                                                                    NUMBER OF
                                                TERM OF                                             FUNDS
                                                OFFICE#                                             IN FUND       OTHER
                                                AND                                                 COMPLEX       DIRECTORSHIPS
NAME,                          POSITION(S)      LENGTH                                              OVERSEEN      HELD BY
ADDRESS,                       HELD WITH        OF TIME    PRINCIPAL OCCUPATION(S)                  BY DIRECTOR/  DIRECTOR/
AND AGE                        CORPORATION      SERVED     DURING PAST 5 YEARS                      TRUSTEE^      TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
"INTERESTED"
DIRECTORS AND
TRUSTEES:

Joseph V. Shields Jr.*         Chairman of      Since      Managing Director, Chairman and          12            None
(aged 63) -                    the Board,       1990       Chief Executive Officer of Shields &
Shields & Company,             Director and                Company (registered broker-dealer
140 Broadway,                  Trustee                     and member of New York Stock
New York, NY 10005                                         Exchange); Chairman of Capital
                                                           Management Associates, Inc. (registered
                                                           investment adviser); Vice
                                                           Chairman and Trustee of New York
                                                           Racing Association; Director of
                                                           Flowers Industries, Inc. (diversified
                                                           food company).
"INDEPENDENT"
DIRECTORS AND
TRUSTEES:

Eugene P. Beard                Director and     Since      Vice Chairman - Finance/Operations       12            Director of
(aged 66) - The                Trustee          1993       and CFO (May 1995 - February 2000)                     Old Westbury
Interpublic Group of                                       and Special Advisor (March 2000 -                      Funds(5)
Companies, Inc.,                                           Present), The Interpublic Group of
20 Marshall Street,                                        Companies, Inc.
Suite 210,
S. Norwalk, CT 06854

Richard Carpenter              Director and     Since      Retired; Director of Investments,        12            None
(aged 68) -                    Trustee          1999       Pennsylvania Public School
10820 North                                                Employees' Retirement System (until
La Quinta Drive,                                           December 1997).
Tucson, AZ 85737

                                       23

                                                                                                    NUMBER OF
                                                TERM OF                                             FUNDS
                                                OFFICE#                                             IN FUND       OTHER
                                                AND                                                 COMPLEX       DIRECTORSHIPS
NAME,                          POSITION(S)      LENGTH                                              OVERSEEN      HELD BY
ADDRESS,                       HELD WITH        OF TIME    PRINCIPAL OCCUPATION(S)                  BY DIRECTOR/  DIRECTOR/
AND AGE                        CORPORATION      SERVED     DURING PAST 5 YEARS                      TRUSTEE^      TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Clifford A. Clark (aged        Director and     Since      Retired.                                 12            None
71) - 42 Clowes Drive,         Trustee          1999
Falmouth, MA 02540

David P. Feldman               Director and     Since      Retired; Chairman and CEO of AT&T        12            Director of
(aged 62) -                    Trustee          1990       Investment Management Corporation                      Dreyfus
3 Tall Oaks Drive,                                         (until May 1997); Director of Jeffrey                  Mutual Funds
Warren, NJ 07059                                           Co. (1992 to present); Director of                     (59 Funds)
                                                           QMED (1999 to present).

J. Angus Ivory (aged           Director and     Since      Retired; Director of Brown Brothers      12            None
69) - Greenway Farm,           Trustee          1999       Harriman Ltd. (subsidiary of Brown
Tockenham, Swindon,                                        Brothers Harriman & Co.) (until
Wiltshire, SN4 7PP                                         December 2001); Director of Old Daily
England                                                    Equity Fund Saddlery (1992 to present);
                                                           Advisor, RAF Central Fund
                                                           (1992 to present).

Alan G. Lowy                   Director and     Since      Private Investor.                        12            None
(aged 62) - 4111 Clear         Trustee          1993
Valley Drive,
Encino, CA 91436

Arthur D.                      Director and     Since      Retired; Executive Vice President and    12            None
Miltenberger (aged             Trustee          1992       Chief Financial Officer of Richard
63) - Richard K.                                           K. Mellon and Sons (private foundation
Mellon & Sons,                                             until June 1998); Vice President and
P.O. Box RKM,                                              Treasurer of Richard King Mellon
Ligonier, PA 15658                                         Foundation (until June 1998); Trustee,
                                                           R.K. Mellon Family Trusts (since
                                                           1981); General Partner, Mellon Family
                                                           Investment Company IV, V and VI;
                                                           Director of Aerostructures Corporation
                                                           (aircraft manufacturer) (since 1996).

                                       24

                                                                                                    NUMBER OF
                                                TERM OF                                             FUNDS
                                                OFFICE#                                             IN FUND       OTHER
                                                AND                                                 COMPLEX       DIRECTORSHIPS
NAME,                          POSITION(S)      LENGTH                                              OVERSEEN      HELD BY
ADDRESS,                       HELD WITH        OF TIME    PRINCIPAL OCCUPATION(S)                  BY DIRECTOR/  DIRECTOR/
AND AGE                        CORPORATION      SERVED     DURING PAST 5 YEARS                      TRUSTEE^      TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Christopher H.A. Cecil**       President        Since      President of BBH Common Settlement       N/A           N/A
(aged 38) -                                     2002       Fund, Inc., BBH Common Settlement
140 Broadway,                                              Fund II, Inc., BBH Fund, Inc. and the
New York, NY 10005                                         BBH Portfolios (since October 2002).
                                                           Managing Director of the Brown
                                                           Brothers Harriman Trust Co., LLC
                                                           (since January 2002), Proprietary
                                                           Products Unit (since October 2002),
                                                           Investment Management Services
                                                           (since October 2001).

Michael D. Martins             Vice President,  Since      Vice President, Treasurer, Principal     N/A           N/A
(aged 36) -                    Treasurer,       2002       Accounting Officer and Principal
140 Broadway,                  Principal                   Financial Officer of BBH Common
New York, NY 10005             Accounting                  Settlement Fund, Inc., BBH Common
                               Officer and                 Settlement Fund II, Inc., BBH Fund,
                               Principal                   Inc. and the BBH Portfolios (since
                               Financial                   August 2002); Vice President (since
                               Officer                     April 2002) and Assistant Vice
                                                           President (since December 1996) of
                                                           BBH & Co.

Gail C. Jones (aged            Secretary        Since      Secretary of BBH Common Settlement       N/A           N/A
49) - 1001 Liberty                              2002       Fund, Inc., BBH Common Settlement
Avenue, Pittsburgh,                                        Fund II, Inc., BBH Fund, Inc. and the
PA 15222-3779                                              BBH Portfolios (since August 2002);
                                                           Counsel, ReedSmith, LLP (since
                                                           October 2002); Corporate Counsel
                                                           January 1997 to September 2002 and
                                                           Vice President January 1999 to
                                                           September 2002 of Federated Services
                                                           Company.

                                       25

                                                                                                    NUMBER OF
                                                TERM OF                                             FUNDS
                                                OFFICE#                                             IN FUND       OTHER
                                                AND                                                 COMPLEX       DIRECTORSHIPS
NAME,                          POSITION(S)      LENGTH                                              OVERSEEN      HELD BY
ADDRESS,                       HELD WITH        OF TIME    PRINCIPAL OCCUPATION(S)                  BY DIRECTOR/  DIRECTOR/
AND AGE                        CORPORATION      SERVED     DURING PAST 5 YEARS                      TRUSTEE^      TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Peter J. Germain               Vice President   Since      Vice President of BBH Common             N/A           N/A
(aged 43) -                                     2002       Settlement Fund, Inc., BBH Common
1001 Liberty Avenue,                                       Settlement Fund II, Inc., BBH Fund,
Pittsburgh, PA                                             Inc. and the BBH Portfolios (since
15222-3779                                                 August 2002); Senior Vice President,
                                                           Federated Services Company (since
                                                           November 1997).

Judith J. Mackin               Vice President   Since      Vice President of BBH Common             N/A           N/A
(aged 42) -                                     2002       Settlement Fund, Inc., BBH Common
1001 Liberty Avenue,                                       Settlement Fund II, Inc., BBH Fund,
Pittsburgh, PA                                             Inc. and the BBH Portfolios (since
15222-3779                                                 August 2002); Vice President of
                                                           Federated Services Company (since
                                                           November 1997).

Victor Siclari                 Assistant        Since      Assistant Secretary of BBH Common        N/A           N/A
(aged 39) -                    Secretary        2002       Settlement Fund, Inc., BBH Common
1001 Liberty Avenue,                                       Settlement Fund II, Inc., BBH Fund,
Pittsburgh, PA                                             Inc. and the BBH Portfolios (since
15222-3779                                                 August 2002); Partner, ReedSmith, LLP
                                                           (since October 2002); Vice President
                                                           (March 1996 to September 2002) and
                                                           Senior Corporate Counsel (July 1998
                                                           to September 2002) of Federated
                                                           Investors, Inc.

Nancy D. Osborn                Assistant        Since      Assistant Secretary of BBH Common        N/A           N/A
(aged 36) -                    Secretary        2002       Settlement Fund, Inc., BBH Common
140 Broadway,                                              Settlement Fund II, Inc., BBH Fund,
New York, NY 10005                                         Inc. and the BBH Portfolios (since
                                                           August 2002); Associate, BBH & Co.
                                                           (since April 1996).

                                       26

                                                                                                    NUMBER OF
                                                TERM OF                                             FUNDS
                                                OFFICE#                                             IN FUND       OTHER
                                                AND                                                 COMPLEX       DIRECTORSHIPS
NAME,                          POSITION(S)      LENGTH                                              OVERSEEN      HELD BY
ADDRESS,                       HELD WITH        OF TIME    PRINCIPAL OCCUPATION(S)                  BY DIRECTOR/  DIRECTOR/
AND AGE                        CORPORATION      SERVED     DURING PAST 5 YEARS                      TRUSTEE^      TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
John C. Smith                  Assistant        Since      Assistant Treasurer of BBH Common        N/A           N/A
(age 37) -                     Treasurer        2002       Settlement Fund, Inc., BBH Common
140 Broadway,                                              Settlement Fund II, Inc., BBH Fund,
New York, NY 10005                                         Inc. and the BBH Portfolios (since
                                                           August 2002); Assistant Vice
                                                           President (since September 2001),
                                                           Associate (September 2000-
                                                           August 2001) and Senior Analyst
                                                           (June 1999 - August 2000) of BBH &
                                                           Co.; Manager, Fund Administration,
                                                           State Street Bank and Trust
                                                           Company (June 1997 - May 1999).

Gregory Lomakin                Assistant        Since      Assistant Treasurer of BBH Common        N/A           N/A
(aged 37) -                    Treasurer        2002       Settlement Fund, Inc., BBH Common
140 Broadway,                                              Settlement Fund II, Inc., BBH Fund,
New York, NY 10005                                         Inc. and the BBH Portfolios (since
                                                           August 2002); Assistant Vice
                                                           President (since September 2001), and
                                                           Associate (May 1992-April 1998).

# Each Director and Trustee holds office until he or she attains the age of 70 (72, in the case of Directors and Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Portfolio's Declaration of Trust. All officers of the Portfolio hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Directors and Trustees to remove any officer in accordance with the Portfolio's By-laws).

^ The Fund Complex consists of the Corporation, BBH Trust, BBH Common Settlement Fund, Inc., BBH Common Settlement Fund II, Inc., BBH U.S. Money Market Portfolio, BBH U.S. Equity Portfolio, BBH International Equity Portfolio, BBH European Equity Portfolio, BBH Pacific Basin Equity Portfolio, BBH High Yield Fixed Income Portfolio, BBH Broad Market Fixed Income Portfolio and BBH Global Equity Portfolio. The Corporation, which has eight series (including the Fund), and BBH Trust, which has four series, are each counted as one "fund" for purposes of this table.

* Mr. Shields is an "interested person" of the Corporation because of his affiliation with a registered broker-dealer. Effective November 8, 2002, Mr. Shields is no longer an "interested person" of the Corporation.

** Prior to November 8, 2002, Timothy J. Connelly served as President of the
   Corporation.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                     Call 1-800-575-1265
By E-mail send your request to:   bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


[BROWN BROTHERS HARRIMAN LOGO]